Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) January 31, 2022

Investments	Shares	Value ($)

LONG POSITIONS - 93.5%

COMMON STOCKS - 48.5%

Aerospace & Defense - 0.2%
PAE, Inc.*	11,700	117,117

Air Freight & Logistics - 0.4%
GXO Logistics, Inc.*	3,217	261,253

Airlines - 0.0%(a)
American Airlines Group, Inc.*	768	12,649

Auto Components - 0.5%
Garrett Motion, Inc. (Switzerland)*	700	4,900
Veoneer, Inc. (Sweden)*	9,600	338,016
		342,916
Automobiles - 0.7%
General Motors Co.*	10,391	547,917

Banks - 0.8%
Bank of America Corp.	8,133	375,257
People's United Financial, Inc.	9,200	178,296
Spirit of Texas Bancshares, Inc.	600	16,704
TriState Capital Holdings, Inc.*	1,400	44,226
		614,483
Beverages - 0.2%
Constellation Brands, Inc., Class A	599	142,412

Biotechnology - 1.1%
Arena Pharmaceuticals, Inc.*	4,300	395,514
Grifols SA, ADR (Spain)	3,800	44,612
Regeneron Pharmaceuticals, Inc.*	658	400,452
		840,578
Capital Markets - 1.7%
BlackRock, Inc.	281	231,246
Dune Acquisition Corp., Class A*	1,800	17,802
Morgan Stanley	5,152	528,286
Pegasus Acquisition Co. Europe BV, Class A (Netherlands)*	12,042	129,874
Pershing Square Tontine Holdings Ltd., Class A*	6,100	121,085
Sanne Group plc (Jersey)	10,400	127,981
Social Capital Hedosophia Holdings Corp. VI, Class A*	10,100	99,687
		1,255,961
Chemicals - 1.3%
Atotech Ltd. (China)*	6,700	163,681
Ferro Corp.*	16,400	357,520
GCP Applied Technologies, Inc.*	800	25,520
Hexion Holdings Corp., Class B*	9,000	256,500
Kraton Corp.*	2,600	120,588
		923,809
Commercial Services & Supplies - 0.1%
RR Donnelley & Sons Co.*	4,100	45,182

Communications Equipment - 0.8%
Cisco Systems, Inc.	7,081	394,200
Comtech Telecommunications Corp.	2,800	56,924
Motorola Solutions, Inc.	729	169,084
		620,208
Construction & Engineering - 0.5%
Quanta Services, Inc.	3,420	351,302

Construction Materials - 0.1%
Forterra, Inc.*	3,750	88,012

Diversified Consumer Services - 0.1%
Terminix Global Holdings, Inc.*	1,800	77,652

Diversified Financial Services - 1.2%
4L Holdings Corp.*(b)	3,790	190
Apollo Global Management, Inc.	6,398	447,860
Equitable Holdings, Inc.	11,983	403,108
		851,158
Diversified Telecommunication Services - 0.1%
Telesat Corp. (Canada)*	2,585	58,550

Electric Utilities - 0.8%
PNM Resources, Inc.	12,900	578,049

Electronic Equipment, Instruments & Components - 1.2%
Coherent, Inc.*	1,600	413,568
Rogers Corp.*	1,600	436,720
		850,288
Energy Equipment & Services - 0.0%(a)
FTS International, Inc., Class A*	400	10,540

Entertainment - 0.5%
Activision Blizzard, Inc.	1,800	142,218
Sciplay Corp., Class A*	4,400	55,000
Zynga, Inc., Class A*	20,100	182,307
		379,525
Equity Real Estate Investment Trusts (REITs) - 0.8%
Bluerock Residential Growth REIT, Inc.	1,400	37,170
CyrusOne, Inc.	6,000	539,100
		576,270
Food & Staples Retailing - 0.3%
Cia Brasileira de Distribuicao, ADR (Brazil)	1,664	7,072
Magnit PJSC, GDR (Russia)(c)	1,638	21,575
Sendas Distribuidora SA, ADR (Brazil)	1,664	19,885
Wal-Mart de Mexico SAB de CV (Mexico)	20,047	68,164
X5 Retail Group NV, GDR (Russia)(c)	4,390	99,259
		215,955
Food Products - 1.4%
Nestle SA (Registered) (Switzerland)	5,525	713,490
Pilgrim's Pride Corp.*	500	13,985
Sanderson Farms, Inc.	1,500	276,000
		1,003,475
Gas Utilities - 0.1%
Macquarie Infrastructure Holdings LLC	26,400	95,304

Health Care Equipment & Supplies - 0.2%
Intersect ENT, Inc.*	3,900	106,860
Ortho Clinical Diagnostics Holdings plc*	2,000	34,720
		141,580
Health Care Providers & Services - 0.5%
Anthem, Inc.	643	283,557

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
Apria, Inc.*	900	33,669
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	13,084	25,546
Sinopharm Group Co. Ltd., Class H (China)	7,345	16,429
Triple-S Management Corp. (Puerto Rico)*	700	25,193
		384,394
Health Care Technology - 1.5%
Castlight Health, Inc., Class B*	4,000	8,160
Cerner Corp.	4,900	446,880
Change Healthcare, Inc.*	17,900	352,272
Vocera Communications, Inc.*	3,500	276,535
		1,083,847
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc.*	192	471,577
Del Taco Restaurants, Inc.	11,500	143,405
Expedia Group, Inc.*	2,444	447,961
Playtech plc (United Kingdom)*	8,600	67,546
		1,130,489
Household Durables - 0.3%
Lennar Corp., Class A	2,483	238,641

Industrial Conglomerates - 0.1%
Smiths Group plc (United Kingdom)	1,961	41,333

Insurance - 1.7%
AIA Group Ltd. (Hong Kong)	31,852	332,529
American National Group, Inc.	115	21,711
Chubb Ltd.	1,486	293,158
Independence Holding Co.	600	34,170
Lincoln National Corp.	5,431	380,061
State Auto Financial Corp.	2,000	103,400
Syncora Holdings Ltd.*	15,303	2,908
Willis Towers Watson plc	200	46,792
		1,214,729
Interactive Media & Services - 3.1%
Actua Corp.*(b)(d)	6,700	67
Alphabet, Inc., Class A*	331	895,709
Baidu, Inc., ADR (China)*	324	51,756
Baidu, Inc., Class A (China)*	310	6,141
Meta Platforms, Inc., Class A*	2,554	800,066
Sohu.com Ltd., ADR (China)*	500	9,100
Tencent Holdings Ltd. (China)	6,798	425,978
VK Co. Ltd., GDR (Russia)*(c)	1,305	10,531
Yandex NV, Class A (Russia)*	1,428	68,630
		2,267,978
Internet & Direct Marketing Retail - 3.3%
Alibaba Group Holding Ltd., ADR (China)*	3,518	442,529
Alibaba Group Holding Ltd. (China)*	7,750	121,470
Altaba, Inc. Escrow*(b)	59,006	351,086
Amazon.com, Inc.*	194	580,345
ASOS plc (United Kingdom)*	468	14,042
Deliveroo plc (United Kingdom)*(c)	11,689	24,558
eBay, Inc.	2,232	134,076
JD.com, Inc., Class A (China)*	323	12,242
MercadoLibre, Inc. (Argentina)*	246	278,487
Overstock.com, Inc.*	8,806	422,160
		2,380,995
IT Services - 2.2%
Fidelity National Information Services, Inc.	2,695	323,184
GreenSky, Inc., Class A*	17,100	180,405
PayPal Holdings, Inc.*	2,232	383,770
Repay Holdings Corp.*	12,469	223,070
Visa, Inc., Class A	2,127	481,064
		1,591,493
Life Sciences Tools & Services - 0.8%
Eurofins Scientific SE (Luxembourg)	2,727	273,798
Gerresheimer AG (Germany)	350	31,409
Thermo Fisher Scientific, Inc.	442	256,935
		562,142
Machinery - 0.8%
Oshkosh Corp.	2,433	276,900
SPX FLOW, Inc.	1,300	112,060
Welbilt, Inc.*	8,400	199,500
		588,460
Media - 0.9%
Deluxe Television GmbH (Germany)*(b)	16,063	1,606
Shaw Communications, Inc., Class B (Canada)	14,700	438,173
Stroeer SE & Co. KGaA (Germany)	2,647	198,197
Tribune Co. Litigation, Class 1C*(b)(d)	302,443	—
		637,976
Metals & Mining - 1.0%
ArcelorMittal SA (Luxembourg)	1,928	57,269
Artemis Gold, Inc. (Canada)*	605	3,094
Golden Star Resources Ltd.*	19,900	77,809
Great Bear Resources Ltd. (Canada)*	4,800	106,977
Kirkland Lake Gold Ltd. (Canada)	7,500	282,525
Neo Lithium Corp. (Canada)*	24,600	125,695
Neo Lithium Corp. (Canada)*	7,500	38,253
Vale SA, ADR (Brazil)	3,708	56,287
		747,909
Multiline Retail - 0.0%(a)
Fix Price Group Ltd., GDR (Russia)(c)	144	822

Oil, Gas & Consumable Fuels - 0.2%
Falcon Minerals Corp.	3,400	17,578
LUKOIL PJSC, ADR (Russia)	661	59,193
Petroleo Brasileiro SA, ADR (Brazil)	4,209	56,190
Southcross Energy Partners LP*(b)	49,093	2,455
		135,416
Paper & Forest Products - 0.1%
Verso Corp., Class A	1,800	48,384

Personal Products - 1.0%
Estee Lauder Cos., Inc. (The), Class A	886	276,246
Unilever plc (United Kingdom)	8,368	427,414
		703,660
Pharmaceuticals - 1.8%
Aralez Pharmaceuticals, Inc. (Canada)*(b)	345	—

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
Dr Reddy's Laboratories Ltd., ADR (India)	1,322	76,015
Hikma Pharmaceuticals plc (Jordan)	3,332	93,606
Johnson & Johnson	244	42,039
Roche Holding AG (Switzerland)	1,819	703,952
Teva Pharmaceutical Industries Ltd., ADR (Israel)*	722	6,086
Vifor Pharma AG (Switzerland)	1,700	301,150
Zogenix, Inc.*	4,700	122,247
		1,345,095
Professional Services - 1.9%
51job, Inc., ADR (China)*	500	25,200
IHS Markit Ltd.	6,850	800,012
Intertrust NV (Netherlands)*(c)	16,403	356,576
SGS SA (Registered) (Switzerland)	63	179,649
		1,361,437
Real Estate Management & Development - 0.2%
Zillow Group, Inc., Class C*	3,145	158,760

Road & Rail - 0.1%
HyreCar, Inc.*	20,640	70,176

Semiconductors & Semiconductor Equipment - 2.8%
ASML Holding NV (Netherlands)	46	31,156
CMC Materials, Inc.	1,100	198,968
Magnachip Semiconductor Corp. (South Korea)*	5,900	104,961
NeoPhotonics Corp.*	5,300	81,408
NVIDIA Corp.	725	177,523
QUALCOMM, Inc.	2,503	439,927
SunEdison, Inc.*(b)(d)	16,689	—
Xilinx, Inc.	5,400	1,045,170
		2,079,113
Software - 3.4%
Aspen Technology, Inc.*	200	30,032
Bottomline Technologies DE, Inc.*	3,000	169,170
Citrix Systems, Inc.	100	10,194
McAfee Corp., Class A	5,100	130,815
Microsoft Corp.	1,240	385,615
Mimecast Ltd.*	3,300	263,043
Nuance Communications, Inc.*	16,750	925,437
Rekor Systems, Inc.*	8,618	40,074
SAP SE (Germany)	2,224	279,026
Vonage Holdings Corp.*	13,100	273,004
		2,506,410
Specialty Retail - 0.8%
Frasers Group plc (United Kingdom)*	9,144	90,831
Sportsman's Warehouse Holdings, Inc.*	15,600	170,976
Toys R Us, Inc.*(b)	1,040	5,200
Ulta Beauty, Inc.*	875	318,273
		585,280
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	7,046	1,231,500
Samsung Electronics Co. Ltd., GDR (South Korea)(c)	157	244,802
		1,476,302
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG (Germany)	1,414	388,026
Capri Holdings Ltd.*	1,943	116,716
Tapestry, Inc.	3,195	121,250
		625,992
Thrifts & Mortgage Finance - 0.0%(a)
Flagstar Bancorp, Inc.	600	27,150

Trading Companies & Distributors - 0.2%
Brenntag SE (Germany)	1,347	115,406
IMCD NV (Netherlands)	234	40,253
		155,659
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	2,404	260,041

TOTAL COMMON STOCKS (Cost $33,484,301)		35,412,228

Investments	No. of Rights	Value ($)

RIGHTS - 0.4%

Biotechnology - 0.3%
Achillion Pharmaceuticals, Inc., CVR*(b)	23,300	11,650
Adamas Pharmaceuticals, Inc., CVR*(b)(d)	24,600	1,230
Alder Biopharmaceuticals, Inc., CVR*(b)	35,400	70,800
Ambit Biosciences Corp., CVR*(b)(d)	70,000	118,300
Clementia Pharmaceuticals, Inc., CVR (France)*(b)(d)	3,200	—
Tobira Therapeutics, Inc., CVR*(b)(d)	6,900	—
		201,980
IT Services - 0.0%(a)
Flexion Therapeutics, Inc., CVR*(b)(d)	18,500	12,580

Media - 0.0%
Media General, Inc., CVR*(b)(d)	76,116	—

Metals & Mining - 0.1%
Pan American Silver Corp., CVR (Canada)*	39,600	28,116

Pharmaceuticals - 0.0%(a)
Dova Pharmaceuticals, Inc., CVR (Sweden)*(b)	8,800	1,100

TOTAL RIGHTS (Cost $52,846)		243,776

Investments	No. of Warrants	Value ($)

WARRANTS - 0.3%

Capital Markets - 0.0%(a)
FinTech Acquisition Corp. III, expiring 12/1/2023*(b)(d)	1,770	6
Pegasus Acquisition Co. Europe BV, expiring 4/27/2026 (Netherlands)*(b)	4,014	1,804
		1,810

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	No. of Warrants	Value ($)

Leisure Products - 0.0%(a)
Tonies SE, expiring 4/30/2026 (Germany)*	4,329	6,323

Oil, Gas & Consumable Fuels - 0.3%
Southcross Energy Partners LP, expiring 12/31/2029*(b)	303,095	197,012

TOTAL WARRANTS (Cost $151,500)		205,145

Investments	Principal Amount ($)	Value ($)

CONVERTIBLE PREFERRED STOCKS - 0.1%

Auto Components - 0.1%
Garrett Motion, Inc. (Switzerland),
Series A, 11.00%, 4/30/2027 (e) (Cost $38,031)	7,244	56,431

Investments	Principal Amount ($)	Value ($)

LOAN ASSIGNMENTS - 0.0%(a)

Media - 0.0%(a)
Deluxe Entertainment Services Group, Inc., 1st Lien Term Loan,
(ICE LIBOR USD 3 Month + 5.00%), 6.00%, 3/25/2024(b)(d)(f)	15,879	6,314
Deluxe Entertainment Services Group, Inc., 2nd Lien Term Loan,
(ICE LIBOR USD 3 Month + 6.00%), 0.00%, 9/25/2024(b)(f)	146,896	—
TOTAL LOAN ASSIGNMENTS (Cost $11,309)		6,314

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 0.0%

Independent Power and Renewable Electricity Producers - 0.0%
GenOn Energy, Inc. Escrow,
9.50%, 10/15/2018 (b)(d)(g)	354,000	—
9.88%, 10/15/2020 (b)(d)(g)	1,655,000	—
TOTAL CORPORATE BONDS (Cost $—)		—

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 44.2%

INVESTMENT COMPANIES - 44.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.01%(h)(i) (Cost $32,283,887)	32,283,887	32,283,887
TOTAL LONG POSITIONS (Cost $66,021,874)		68,207,781

Investments	Shares	Value ($)
SHORT POSITIONS - (13.4)%(j)

COMMON STOCKS - (13.4)%

Banks - (0.9)%
M&T Bank Corp.	(1,130)	(191,399)
National Bank of Canada (Canada)	(2,723)	(217,857)
Royal Bank of Canada (Canada)	(1,991)	(227,004)
Simmons First National Corp., Class A	(600)	(17,160)
		(653,420)
Building Products - (0.1)%
Trex Co., Inc.*	(1,181)	(108,026)

Capital Markets - (2.0)%
Evercore, Inc., Class A	(1,724)	(215,190)
Goldman Sachs Group, Inc. (The)	(500)	(177,340)
Moelis & Co., Class A	(3,817)	(215,546)
Raymond James Financial, Inc.	(350)	(37,054)
S&P Global, Inc.	(1,939)	(805,112)
		(1,450,242)
Chemicals - (0.4)%
International Flavors & Fragrances, Inc.	(2,356)	(310,804)

Consumer Finance - (0.3)%
Credit Acceptance Corp.*	(402)	(216,903)

Diversified Consumer Services - (1.6)%
Adtalem Global Education, Inc.*	(9,661)	(284,226)
Grand Canyon Education, Inc.*	(1,429)	(119,579)
Perdoceo Education Corp.*	(32,737)	(360,762)
Strategic Education, Inc.	(6,582)	(392,682)
		(1,157,249)
Electronic Equipment, Instruments & Components - (0.1)%
II-VI, Inc.*	(1,192)	(75,573)

Entertainment - (0.1)%
Take-Two Interactive Software, Inc.*	(227)	(37,078)

Equity Real Estate Investment Trusts (REITs) - (1.7)%
Digital Realty Trust, Inc.	(2,517)	(375,612)
Equinix, Inc.	(514)	(372,599)
SL Green Realty Corp.	(4,305)	(312,217)
Vornado Realty Trust	(4,605)	(188,851)
		(1,249,279)
Food Products - (1.1)%
Campbell Soup Co.	(6,520)	(287,662)
J M Smucker Co. (The)	(1,693)	(238,002)
Kellogg Co.	(4,437)	(279,531)
		(805,195)
Household Products - (0.8)%
Church & Dwight Co., Inc.	(2,426)	(249,029)
Clorox Co. (The)	(2,036)	(341,763)
		(590,792)
Industrial Conglomerates - (0.4)%
3M Co.	(1,648)	(273,601)

Insurance - (0.2)%
Trupanion, Inc.*	(1,428)	(136,017)

IT Services - (0.3)%
Western Union Co. (The)	(10,313)	(195,019)

Media - (0.5)%
Fox Corp., Class A	(5,137)	(208,614)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
Omnicom Group, Inc.	(2,418)	(182,220)
		(390,834)
Metals & Mining - (0.4)%
Agnico Eagle Mines Ltd. (Canada)	(5,950)	(284,291)
Kinross Gold Corp. (Canada)	(4,626)	(25,001)
		(309,292)
Real Estate Management & Development - (0.3)%
eXp World Holdings, Inc.	(7,909)	(214,650)

Semiconductors & Semiconductor Equipment - (1.5)%
Advanced Micro Devices, Inc.*	(8,314)	(949,875)
Entegris, Inc.	(455)	(54,527)
MKS Instruments, Inc.	(369)	(57,317)
		(1,061,719)
Software - (0.7)%
Fair Isaac Corp.*	(985)	(487,565)
NortonLifeLock, Inc.	(121)	(3,147)
		(490,712)
Thrifts & Mortgage Finance - (0.0)%(a)
New York Community Bancorp, Inc.	(2,410)	(28,101)

TOTAL COMMON STOCKS (Proceeds $(9,748,227))		(9,754,506)

TOTAL SHORT POSITIONS (Proceeds $(9,748,227))		(9,754,506)

Total Investments - 80.1% (Cost $56,273,647)		58,453,275
Other Assets Less Liabilities - 19.9%(k)		14,532,312
Net Assets - 100.0%		72,985,587

All bonds are denominated in US dollars, unless noted otherwise.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At January 31, 2022, the total value of these securities amounted to $758,123, which represents 1.0% of net assets of the Fund.
(d)	Security fair valued as of January 31, 2022, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022, amounted to $138,497, which represents 0.2% of net assets of the Fund.
(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2022, and changes periodically.
(g)	Defaulted security.
(h)	Represents 7-day effective yield as of January 31, 2022.
(i)	All or a portion of this security is segregated in connection with obligations for futures, swaps, and/or forward foreign currency contracts with a total value of $29,221,099.
(j)	At January 31, 2022, the Fund had $9,832,040 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(k)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2022.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SA	Société Anonyme
USD	United States Dollar

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

LONG POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$26,865,424	36.8%
Switzerland	1,959,572	2.7%
China	1,300,072	1.8%
Canada	1,081,383	1.5%
Germany	1,019,993	1.4%
United Kingdom	665,724	0.9%
Netherlands	559,663	0.8%
South Korea	349,763	0.5%
Sweden	339,116	0.5%
Hong Kong	332,529	0.5%
Luxembourg	331,067	0.4%
Argentina	278,487	0.4%
Russia	260,010	0.4%
Brazil	139,434	0.2%
Jersey	127,981	0.2%
Jordan	93,606	0.1%
India	76,015	0.1%
Mexico	68,164	0.1%
Spain	44,612	0.0	%(a)
Puerto Rico	25,193	0.0	%(a)
Israel	6,086	0.0	%(a)
Short-Term Investments and Other Assets-Net	46,816,199	64.1%
Short Positions (See summary below)	(9,754,506)	(13.4)%
	$72,985,587	100.0%

SHORT POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$(9,000,353)	(12.4)%
Canada	(754,153)	(1.0)%
Total Short Positions	$(9,754,506)	(13.4)%

(a) Represents less than 0.05% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2022, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long Contracts
Brent Crude Oil	7	2/2022	$624,820	$12,211
CAC 40 10 Euro Index	1	2/2022	78,602	1,506
Low Sulphur Gasoil	5	2/2022	398,125	38,219
Natural Gas	1	2/2022	48,740	1,218
NY Harbor ULSD	5	2/2022	570,297	22,485
RBOB Gasoline	5	2/2022	536,424	19,722
SGX FTSE Taiwan Index	2	2/2022	122,340	3,048
WTI Crude Oil	6	2/2022	528,900	37,658
Brent Crude Oil	4	3/2022	351,400	3,075
Canola	12	3/2022	191,298	4,068
Coffee 'C'	4	3/2022	352,650	2,689
Corn	24	3/2022	751,200	30,290
Cotton No. 2	9	3/2022	574,065	52,096
Euro-Schatz	12	3/2022	1,508,232	(2,969)
FCOJ-A	1	3/2022	22,147	1,550
Foreign Exchange USD/NOK	4	3/2022	399,948	(3,020)
Foreign Exchange USD/SEK	7	3/2022	698,773	10,475
FTSE 100 Index	2	3/2022	198,951	274
FTSE/JSE Top 40 Index	2	3/2022	87,817	(86)
KC HRW Wheat	3	3/2022	117,188	(5,145)
Milling Wheat No. 2	3	3/2022	44,826	(2,188)
Robusta Coffee	5	3/2022	108,750	(4,731)
Soybean	8	3/2022	596,200	48,255
Soybean Meal	5	3/2022	209,450	6,537
Soybean Oil	8	3/2022	311,136	11,116
Wheat	3	3/2022	114,187	(5,645)
Brent Crude Oil	3	4/2022	259,920	926
Lean Hogs	4	4/2022	153,120	1,120
Live Cattle	3	4/2022	173,430	662
Rapeseed	3	4/2022	120,616	3,546
WTI Crude Oil	3	11/2022	234,900	17,714
Total Long Contracts			$10,488,452	$306,676

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Short Contracts
Hang Seng Index	(2)	2/2022	$(306,039)	$622
HSCEI	(3)	2/2022	(160,926)	1,090
MSCI Singapore Index	(2)	2/2022	(49,232)	556
SGX FTSE China A50 Index	(16)	2/2022	(236,016)	6,100
Sugar No. 11	(1)	2/2022	(20,406)	(204)
Australia 10 Year Bond	(8)	3/2022	(775,019)	(1,775)
Australia 3 Year Bond	(28)	3/2022	(2,248,565)	8,192
Canada 10 Year Bond	(9)	3/2022	(984,856)	2,448
Canada 10 Year Bond	(9)	3/2022	(984,856)	(1,202)
Cocoa	(4)	3/2022	(101,120)	(1,921)
Euro-Bobl	(21)	3/2022	(3,119,866)	20,138
Euro-BTP	(5)	3/2022	(819,444)	2,330
Euro-Bund	(10)	3/2022	(1,899,866)	15,801
Euro-Bund	(2)	3/2022	(379,973)	7,409
Euro-Buxl	(1)	3/2022	(228,397)	(697)
Euro-OAT	(6)	3/2022	(1,085,320)	11,174
Foreign Exchange AUD/USD	(127)	3/2022	(8,984,615)	88,972
Foreign Exchange CAD/USD	(19)	3/2022	(1,496,155)	11,646
Foreign Exchange EUR/USD	(63)	3/2022	(8,862,131)	58,765

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Foreign Exchange GBP/USD	(8)	3/2022	$(672,750)	$(8,035)
Foreign Exchange JPY/USD	(3)	3/2022	(326,213)	3,594
Foreign Exchange MXN/USD	(3)	3/2022	(72,270)	(1,941)
Foreign Exchange NZD/USD	(13)	3/2022	(855,660)	18,909
Foreign Exchange ZAR/USD	(6)	3/2022	(194,550)	(7,212)
Japan 10 Year Bond	(4)	3/2022	(5,238,790)	13,252
Long Gilt	(9)	3/2022	(1,476,216)	24,460
Long Gilt	(5)	3/2022	(820,120)	19,619
MSCI Emerging Markets E-Mini Index	(4)	3/2022	(244,960)	(4,567)
Nikkei 225 Index	(13)	3/2022	(305,570)	(4,158)
Nikkei 225 Index	(2)	3/2022	(273,300)	(1,455)
Russell 2000 E-Mini Index	(1)	3/2022	(101,220)	(5,917)
S&P 500 E-Mini Index	(7)	3/2022	(1,576,488)	69,379
Silver	(1)	3/2022	(111,965)	483
U.S. Treasury 2 Year Note	(16)	3/2022	(3,466,500)	14,513
U.S. Treasury 5 Year Note	(26)	3/2022	(3,099,281)	29,352
U.S. Treasury 10 Year Note	(14)	3/2022	(1,791,563)	18,591
U.S. Treasury 10 Year Note	(9)	3/2022	(1,151,719)	10,952
U.S. Treasury Long Bond	(5)	3/2022	(778,125)	4,275
U.S. Treasury Ultra Bond	(1)	3/2022	(188,938)	1,749
100 oz Gold	(2)	4/2022	(359,280)	(1,644)
3 Month Canadian Bankers Acceptance	(31)	9/2022	(5,986,793)	6,230
3 Month Canadian Bankers Acceptance	(27)	12/2022	(5,202,091)	7,836
3 Month Euro Euribor	(23)	12/2022	(6,472,111)	6,725
3 Month SONIA	(31)	12/2022	(10,281,744)	23,621
3 Month SONIA	(23)	3/2023	(7,617,564)	16,603
3 Month Euro Euribor	(20)	6/2023	(5,608,824)	10,419
3 Month Eurodollar	(5)	6/2023	(1,228,063)	1,554
3 Month SOFR	(14)	6/2023	(3,448,725)	15,043
3 Month SONIA	(21)	9/2023	(6,945,282)	13,308
3 Month Eurodollar	(6)	12/2023	(1,470,975)	2,102
3 Month SOFR	(19)	12/2023	(4,672,575)	11,373
3 Month SONIA	(19)	3/2024	(6,284,146)	15,062
3 Month Euro Euribor	(21)	6/2024	(5,873,635)	11,279
3 Month Eurodollar	(6)	6/2024	(1,470,825)	(573)
3 Month SOFR	(19)	6/2024	(4,669,963)	6,907
3 Month SONIA	(21)	9/2024	(6,952,696)	14,712
3 Month Eurodollar	(15)	6/2025	(3,675,938)	4,573
3 Month SOFR	(3)	6/2025	(737,138)	1,520
Total Short Contracts			$(144,447,368)	$591,937
Total Futures				$898,613

At January 31, 2022, the Fund had $1,716,542 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2022, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

USD	1,707,588	CHF	1,561,870	JPM	2/18/2022	$21,431
USD	2,283,457	EUR	2,011,164	JPM	2/18/2022	23,330
USD	193,891	GBP	142,349	JPM	2/18/2022	2,465
USD	957,358	HKD	7,453,870	JPM	2/18/2022	1,376
USD	18,711	SEK	170,794	JPM	2/18/2022	393
CAD	323,754	USD	253,818	JPM	3/1/2022	873
AUD	60,000	JPY	4,871,705	SG	3/16/2022	81
AUD	60,000	USD	42,332	SG	3/16/2022	98
BRL**	5,670,000	USD	1,000,654	SG	3/16/2022	55,895

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CAD	2,550,000	USD	2,000,469	SG	3/16/2022	$5,486
CLP**	483,400,000	USD	576,398	SG	3/16/2022	23,987
EUR	134,918	PLN	620,000	SG	3/16/2022	222
EUR	30,000	TRY	440,388	SG	3/16/2022	1,348
EUR	220,000	USD	245,956	SG	3/16/2022	1,426
GBP	490,000	USD	655,674	SG	3/16/2022	3,160
HUF	103,690,000	USD	320,924	SG	3/16/2022	5,394
INR**	193,540,000	USD	2,562,169	SG	3/16/2022	19,434
JPY	79,340,064	AUD	960,000	SG	3/16/2022	10,811
JPY	63,320,000	USD	547,982	SG	3/16/2022	2,461
KRW**	47,580,000	USD	39,356	SG	3/16/2022	66
MXN	21,610,000	USD	1,025,961	SG	3/16/2022	14,354
NOK	2,050,000	USD	228,744	SG	3/16/2022	1,581
NZD	100,000	USD	65,432	SG	3/16/2022	324
PHP**	3,550,000	USD	68,720	SG	3/16/2022	529
PLN	3,540,000	EUR	763,488	SG	3/16/2022	6,429
PLN	210,000	USD	51,180	SG	3/16/2022	131
SEK	370,000	USD	39,190	SG	3/16/2022	506
SGD	5,020,000	USD	3,696,809	SG	3/16/2022	18,500
THB	900,000	USD	26,815	JPM	3/16/2022	212
THB	35,714,732	USD	1,066,599	SG	3/16/2022	5,923
TRY	1,473,316	EUR	80,000	SG	3/16/2022	18,390
TRY	950,000	USD	56,831	SG	3/16/2022	13,031
USD	3,990,733	AUD	5,580,000	SG	3/16/2022	44,671
USD	1,543,047	CAD	1,950,000	SG	3/16/2022	9,080
USD	3,811,684	CHF	3,510,000	SG	3/16/2022	19,542
USD	5,309,559	EUR	4,690,000	SG	3/16/2022	35,805
USD	216,537	GBP	160,000	SG	3/16/2022	1,408
USD	525,451	ILS	1,640,000	SG	3/16/2022	6,922
USD	127,684	INR**	9,540,000	SG	3/16/2022	433
USD	2,864,460	JPY	325,740,000	SG	3/16/2022	32,799
USD	2,628,553	KRW**	3,118,940,000	SG	3/16/2022	44,377
USD	229,181	MXN	4,730,000	SG	3/16/2022	1,478
USD	39,501	NOK	350,000	SG	3/16/2022	178
USD	1,552,897	NZD	2,300,000	SG	3/16/2022	40,534
USD	1,053,785	PHP**	53,490,000	SG	3/16/2022	10,366
USD	766,890	PLN	3,122,500	SG	3/16/2022	3,954
USD	1,303,553	SEK	11,840,000	SG	3/16/2022	33,294
USD	303,545	SGD	410,000	SG	3/16/2022	103
USD	54,787	THB	1,820,000	SG	3/16/2022	131
USD	90,321	TRY	1,190,000	SG	3/16/2022	2,809
ZAR	8,340,000	USD	526,467	SG	3/16/2022	13,015
CAD	24,813	USD	19,493	JPM	3/31/2022	26
USD	35,253	CAD	44,393	JPM	3/31/2022	333
USD	15,856	GBP	11,683	JPM	3/31/2022	149
Total unrealized appreciation						$561,054

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CAD	55,000	USD	43,495	JPM	3/1/2022	$(227)
USD	15,581	CAD	20,000	JPM	3/1/2022	(153)
AUD	1,260,000	JPY	104,455,035	SG	3/16/2022	(16,981)
AUD	4,200,000	USD	3,040,447	SG	3/16/2022	(70,294)
BRL**	290,000	USD	54,266	SG	3/16/2022	(227)
CAD	1,780,000	USD	1,408,620	SG	3/16/2022	(8,382)
CHF	3,080,000	USD	3,364,245	SG	3/16/2022	(36,668)
CLP**	23,020,000	USD	28,626	SG	3/16/2022	(35)
EUR	763,617	PLN	3,540,000	SG	3/16/2022	(6,282)
EUR	90,000	TRY	1,479,883	SG	3/16/2022	(7,627)
EUR	2,770,000	USD	3,146,861	SG	3/16/2022	(32,087)
GBP	1,590,000	USD	2,153,691	SG	3/16/2022	(15,831)
HUF	160,810,000	USD	513,407	SG	3/16/2022	(7,330)
ILS	3,720,000	USD	1,197,225	SG	3/16/2022	(21,047)
INR**	55,290,000	USD	739,812	SG	3/16/2022	(2,305)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
JPY	40,416,028	AUD	500,000	SG	3/16/2022	$(2,252)
JPY	187,930,000	USD	1,649,224	SG	3/16/2022	(15,554)
KRW**	1,372,680,000	USD	1,154,435	SG	3/16/2022	(17,110)
MXN	12,360,000	USD	600,182	SG	3/16/2022	(5,164)
NOK	7,160,000	USD	816,369	SG	3/16/2022	(11,920)
NZD	1,050,000	USD	714,352	SG	3/16/2022	(23,926)
PHP**	53,160,000	USD	1,059,912	SG	3/16/2022	(22,930)
PLN	2,410,000	EUR	527,574	SG	3/16/2022	(4,392)
PLN	4,570,000	USD	1,140,536	SG	3/16/2022	(23,924)
SEK	4,020,000	USD	445,293	SG	3/16/2022	(14,005)
SGD	1,590,000	USD	1,180,321	SG	3/16/2022	(3,559)
THB	8,970,000	USD	271,072	SG	3/16/2022	(1,700)
TRY	300,957	EUR	20,000	SG	3/16/2022	(357)
TRY	800,000	USD	60,402	SG	3/16/2022	(1,571)
USD	21,086	AUD	30,000	SG	3/16/2022	(129)
USD	742,583	BRL**	4,270,000	SG	3/16/2022	(53,094)
USD	1,893,830	CAD	2,430,000	SG	3/16/2022	(17,726)
USD	570,619	CHF	530,000	SG	3/16/2022	(1,984)
USD	571,009	CLP**	486,510,000	SG	3/16/2022	(33,238)
USD	67,008	EUR	60,000	SG	3/16/2022	(458)
USD	3,624,370	GBP	2,730,000	SG	3/16/2022	(46,290)
USD	969,960	HUF	318,000,000	SG	3/16/2022	(30,804)
USD	520,350	ILS	1,660,000	SG	3/16/2022	(4,503)
USD	2,318,112	INR**	176,690,000	SG	3/16/2022	(38,731)
USD	1,004,064	JPY	115,810,000	SG	3/16/2022	(2,673)
USD	1,165,436	MXN	24,670,000	SG	3/16/2022	(22,193)
USD	1,367,038	NOK	12,270,000	SG	3/16/2022	(11,537)
USD	13,134	NZD	20,000	SG	3/16/2022	(17)
USD	1,008,299	PHP**	52,460,000	SG	3/16/2022	(15,026)
USD	9,722	PLN	40,000	JPM	3/16/2022	(52)
USD	1,183,214	PLN	4,857,500	SG	3/16/2022	(3,645)
USD	11,721	SEK	110,000	SG	3/16/2022	(80)
USD	4,755,111	SGD	6,480,000	SG	3/16/2022	(40,748)
USD	28,069	THB	940,000	JPM	3/16/2022	(160)
USD	1,603,975	THB	53,814,732	SG	3/16/2022	(12,099)
USD	54,371	TRY	790,000	SG	3/16/2022	(3,724)
USD	23,632	ZAR	380,000	JPM	3/16/2022	(949)
USD	633,103	ZAR	10,170,000	SG	3/16/2022	(24,752)
ZAR	2,100,000	USD	136,850	SG	3/16/2022	(1,008)
CAD	79,401	USD	62,859	JPM	3/31/2022	(402)
GBP	2,281	USD	3,068	JPM	3/31/2022	(2)
USD	730,689	CAD	936,501	JPM	3/31/2022	(5,974)
USD	190,418	GBP	141,799	JPM	3/31/2022	(224)
Total unrealized depreciation						$(746,062)
Net unrealized depreciation						$(185,008)

** Non-deliverable forward.

Equity swap contracts ("equity swaps")

At January 31, 2022, the Fund had outstanding equity swaps as follows:

Over the counter equity swaps — Long(a)
Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	Aareal Bank AG	EUR	19,835	12/23/2022	0.07%	0.65%	1D ESTR	T/1M	$446
JPM	Accell Group NV	EUR	16,733	1/31/2023	0.07%	0.65%	1D ESTR	T/1M	47
MS	Amundi SA	EUR	319,909	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	42,065
MS	Anima Holding SpA	EUR	379,809	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	16,968
MS	Aspen Pharmacare Holdings Ltd.	USD	36,430	12/15/2022	0.98%	0.90%	1D FEDEF	T/1M	(705)

 See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	Aspire Global plc	SEK	442,519	1/20/2023	0.33%	0.40%	1M STIBOR	T/1M	$(159)
JPM	Atrium European Real Estate Ltd.	EUR	167,585	7/27/2022	(0.18)% - 0.07%	0.40% - 0.65%	1D ESTR	T/1M	(17,898)
JPM	AusNet Services Ltd.	AUD	46,007	11/3/2022	0.70%	0.65%	1D RBACR	T/1M	392
JPM	Ausnutria Dairy Corp. Ltd.	HKD	278,873	11/3/2022	0.10%	0.00%	1D HONIA	T/1M	1,691
JPM	Avast plc	GBP	13,754	7/22/2022	0.60%	0.40%	1D SONIA	T/1M	894
JPM	Avast plc	USD	626,816	8/15/2022	0.47%	0.40%	1D OBFR	T/1M	17,601
JPM	Blue Prism Group plc	GBP	147,746	10/19/2022	0.60%	0.40%	1D SONIA	T/1M	8,575
MS	Brenntag SE	EUR	183,324	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	43,653
MS	Bureau Veritas SA	EUR	288,129	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	70,272
JPM	Clinigen Group plc	GBP	61,103	12/28/2022	0.60%	0.40%	1D SONIA	T/1M	270
JPM	CNP Assurances	EUR	205,683	11/4/2022	(0.18)%	0.40%	1D ESTR	T/1M	2,351
MS	Croda International plc	GBP	30,214	12/2/2022	0.84%	0.64%	1D SONIA	T/1M	10,311
JPM	Crown Resorts Ltd.	AUD	29,088	7/4/2022	0.70%	0.65%	1D RBACR	T/1M	416
MS	Danone SA	EUR	529,184	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	(128,512)
JPM	Distell Group Holdings Ltd.	ZAR	1,398,851	11/18/2022	4.64%	0.90%	1M JIBAR	T/1M	2,500
JPM	Electricite de France SA	EUR	25,256	6/22/2022	(0.18)% - 0.07%	0.40% - 0.65%	1D ESTR	T/1M	(9,814)
MS	Elis SA	EUR	58,926	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	3,250
MS	Eurofins Scientific SE	EUR	120,106	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	13,856
JPM	Falck Renewables SpA	EUR	30,285	12/12/2022	0.07%	0.65%	1D ESTR	T/1M	259
MS	Gerresheimer AG	EUR	64,473	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	13,174
MS	HeidelbergCement AG	EUR	215,758	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	(26,594)
MS	Hermes International	EUR	73,836	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	28,726
MS	Holcim Ltd.	CHF	147,011	12/9/2022	(0.15)%	0.56%	1D SARON	T/1M	(1,724)
JPM	Hunter Douglas NV	EUR	51,840	1/10/2023	0.07%	0.65%	1D ESTR	T/1M	416
MS	Hypera SA	USD	35,357	12/7/2022	0.73%	0.65%	1D FEDEF	T/1M	(7,180)
JPM	Intertrust NV	EUR	105,171	12/8/2022	0.07%	0.65%	1D ESTR	T/1M	(2,162)
MS	ITV plc	GBP	86,872	12/2/2022	0.84%	0.64%	1D SONIA	T/1M	1,262
MS	Kering SA	EUR	422,001	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	89,983
JPM	La Doria SpA	EUR	41,529	12/6/2022	0.07%	0.65%	1D ESTR	T/1M	(32)
JPM	Lagardere SA	EUR	45,021	11/22/2022	(0.18)%	0.40%	1D ESTR	T/1M	2,012
JPM	Link Administration Holdings Ltd.	AUD	86,177	12/30/2022	0.70%	0.65%	1D RBACR	T/1M	(1,471)
JPM	Lundin Energy AB	USD	40,218	12/28/2022	0.72%	0.65%	1D OBFR	T/1M	3,891
MS	LVMH Moet Hennessy Louis Vuitton SE	EUR	86,712	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	29,510
JPM	Meggitt plc	GBP	548,715	8/4/2022	0.60%	0.40%	1D SONIA	T/1M	11,270
MS	NAVER Corp.	USD	121,120	9/15/2022	1.58%	1.50%	1D FEDEF	T/1M	(41,982)
JPM	Neles OYJ	EUR	27,141	7/8/2022	(0.18)% - 0.07%	0.40% - 0.65%	1D ESTR	T/1M	(274)
MS	Nestle SA (Registered)	CHF	147,421	12/9/2022	(0.17)%	0.54%	1D SARON	T/1M	26,005
JPM	Orange Belgium SA	EUR	19,419	12/9/2022	(0.18)% - (0.08)%	0.40% - 0.50%	1D ESTR	T/1M	(176)
MS	Orpea SA	EUR	31,467	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	(3,161)
JPM	Playtech plc	GBP	8,988	10/20/2022	0.60%	0.40%	1D SONIA	T/1M	(1,889)
MS	Publicis Groupe SA	EUR	97,848	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	15,293
MS	Ryanair Holdings plc	EUR	104,875	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	31,167
JPM	Sanne Group plc	GBP	22,189	9/12/2022	0.60%	0.40%	1D SONIA	T/1M	260
MS	SAP SE	EUR	522,413	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	(32,099)
JPM	Sbanken ASA	NOK	810,938	4/19/2022	1.56%	0.65%	1M NIBOR	T/1M	(9,915)
JPM	Siltronic AG	EUR	111,456	3/1/2022	0.07%	0.65%	1D ESTR	T/1M	(20,092)
MS	Smith & Nephew plc	GBP	479,012	12/2/2022	0.84%	0.64%	1D SONIA	T/1M	(80,148)
JPM	SOHO China Ltd.	HKD	130,759	6/23/2022	0.50%	0.40%	1D HONIA	T/1M	(26,563)
JPM	Spire Healthcare Group plc	GBP	25,923	6/20/2022	0.60%	0.40%	1D SONIA	T/1M	(985)
MS	Stroeer SE & Co. KGaA	EUR	48,001	12/9/2022	0.03%	0.60%	1M EURIBOR	T/1M	(9,874)
JPM	Sydney Airport	AUD	383,300	11/10/2022	0.70%	0.65%	1D RBACR	T/1M	4,985
JPM	Telecom Italia SpA	EUR	20,802	11/24/2022	0.07%	0.65%	1D ESTR	T/1M	(1,895)
JPM	Toshiba Corp.	JPY	1,246,094	4/25/2022	0.38%	0.40%	1D MUTSC	T/1M	1,357
JPM	Ultra Electronics Holdings plc	GBP	120,785	8/30/2022	0.60%	0.40%	1D SONIA	T/1M	(16,256)
JPM	Veoneer, Inc.	USD	138,779	10/7/2022	0.72%	0.65%	1D OBFR	T/1M	(990)
JPM	Vivo Energy plc	USD	87,870	12/15/2022	0.47%	0.40%	1D OBFR	T/1M	514
JPM	Z Energy Ltd.	NZD	425,361	8/26/2022	1.22%	0.40%	1M BKBM	T/1M	(687)
JPM	Zardoya Otis SA	EUR	21,312	9/27/2022	0.07%	0.65%	1D ESTR	T/1M	68
Total Long Positions of equity swaps									$52,473

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Over the counter equity swaps — Short(c)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
MS	Air Liquide SA	EUR	(209,207)	12/9/2022	(0.93)%	(0.35)%	1D ESTR	1M/T	$(18,608)
JPM	Aker BP ASA	USD	(32,749)	12/28/2022	(0.43)%	(0.50)%	1D OBFR	1M/T	(2,911)
MS	Allianz SE (Registered)	EUR	(195,748)	12/9/2022	(0.93)%	(0.35)%	1D ESTR	1M/T	(24,038)
MS	Anheuser-Busch InBev SA/NV	EUR	(108,208)	12/9/2022	(0.98)%	(0.40)%	1D ESTR	1M/T	(12,048)
MS	AXA SA	EUR	(123,421)	12/9/2022	(0.93)%	(0.35)%	1D ESTR	1M/T	(25,010)
MS	BASF SE	EUR	(125,722)	12/9/2022	(0.93)%	(0.35)%	1D ESTR	1M/T	(8,732)
MS	Bayerische Motoren Werke AG	EUR	(58,373)	12/9/2022	(0.93)%	(0.35)%	1D ESTR	1M/T	(3,497)
MS	Bunzl plc	GBP	(149,363)	12/2/2022	(0.10)%	(0.30)%	1D SONIA	1M/T	(32,790)
MS	Deutsche Post AG (Registered)	EUR	(164,587)	12/9/2022	(0.93)%	(0.35)%	1D ESTR	1M/T	(16,706)
MS	Deutsche Telekom AG (Registered)	EUR	(139,511)	12/9/2022	(0.93)%	(0.35)%	1D ESTR	1M/T	(10,510)
MS	Elisa OYJ	EUR	(106,608)	12/9/2022	(0.98)%	(0.40)%	1D ESTR	1M/T	(4,724)
MS	Enel SpA	EUR	(67,159)	12/9/2022	(0.98)%	(0.40)%	1D ESTR	1M/T	10,179
MS	Engie SA	EUR	(108,351)	12/9/2022	(0.93)%	(0.35)%	1D ESTR	1M/T	(13,789)
MS	Etablissements Franz Colruyt NV	EUR	(105,354)	12/9/2022	(0.98)%	(0.40)%	1D ESTR	1M/T	74,455
MS	GlaxoSmithKline plc	GBP	(69,745)	12/2/2022	(0.10)%	(0.30)%	1D SONIA	1M/T	(9,368)
JPM	Grifols SA	USD	(42,668)	4/14/2022	(0.33)%	(0.40)%	1D OBFR	1M/T	24,803
MS	H & M Hennes & Mauritz AB	SEK	(1,543,906)	10/19/2022	(0.47)%	(0.40)%	1W STIBOR	1M/T	8,200
MS	Hannover Rueck SE	EUR	(110,538)	12/9/2022	(0.93)%	(0.35)%	1D ESTR	1M/T	(10,770)
MS	Koninklijke Ahold Delhaize NV	EUR	(290,771)	12/9/2022	(0.93)%	(0.35)%	1D ESTR	1M/T	(66,650)
MS	Marks & Spencer Group plc	GBP	(34,092)	12/2/2022	(0.10)%	(0.30)%	1D SONIA	1M/T	1,968
MS	Merck & Co., Inc.	USD	(69,421)	12/14/2022	(0.27)%	(0.35)%	1D FEDEF	1M/T	(968)
MS	Next plc	GBP	(57,210)	12/2/2022	(0.10)%	(0.30)%	1D SONIA	1M/T	(6,490)
MS	Pfizer, Inc.	USD	(75,136)	12/14/2022	(0.27)%	(0.35)%	1D FEDEF	1M/T	(17,993)
JPM	Santos Ltd.	AUD	(14)	9/16/2022	(0.45)%	(0.50)%	1D RBACR	1M/T	-
MS	Schneider Electric SE	EUR	(164,296)	12/9/2022	(0.93)%	(0.35)%	1D ESTR	1M/T	(22,291)
MS	Siemens AG (Registered)	EUR	(179,046)	12/9/2022	(0.93)%	(0.35)%	1D ESTR	1M/T	(8,219)
MS	Swisscom AG (Registered)	CHF	(112,507)	12/9/2022	(1.06)%	(0.35)%	1D SARON	1M/T	(1,457)
MS	Telefonica SA	EUR	(48,844)	12/9/2022	(0.98)%	(0.40)%	1D ESTR	1M/T	(8,704)
JPM	Valmet OYJ	EUR	(24,113)	7/8/2022	(1.08)% - (0.98)%	(0.50)% - (0.40)%	1D ESTR	1M/T	(251)
MS	Vinci SA	EUR	(148,470)	12/9/2022	(0.93)%	(0.35)%	1D ESTR	1M/T	(13,099)
Total Short Positions of equity swaps									$(220,018)
Total Long and Short Positions of equity swaps									$(167,545)
Total Financing Costs and Other Receivables/(Payables) of equity swaps									$(25,866)
Total Long and Short Positions including Financing Costs and Other Receivables/(Payables) of equity swaps									$(193,411)

(a)     The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.

(b)     Effective rate at January 31, 2022.

(c)     The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.

At January 31, 2022, the Fund had cash collateral of $1,490,000, $2,330,000 and $575,557 deposited in a segregated account for JPMorgan Chase Bank, NA, Morgan Stanley Capital Services LLC and Societe Generale, respectively, to cover collateral requirements on over the counter derivatives.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Written option contracts ("options written")

At January 31, 2022, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Capital Markets
Social Capital Hedosophia Holdings Corp. VI	32	$(31,584)	$10	4/14/2022	$(432)

Health Care Technology
Vocera Communications, Inc.	4	(31,604)	80	2/18/2022	(30)

Software
Mimecast Ltd.	2	(15,942)	80	5/20/2022	(115)

Total options written (premium received $1,405)					$(577)

Abbreviations

BKBM	New Zealand’s Bank Bill Benchmark Rate
ESTR	Euro Short-Term Rate
EURIBOR	Euro Interbank Offered Rate
FEDEF	Federal Funds Floating Rate
HONIA	Hong Kong Overnight Index Average
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, NA
MS	Morgan Stanley Capital Services LLC
MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
NIBOR	Norway Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
RBACR	Reserve Bank of Australia Cash Rate
SARON	Swiss Average Overnight Rate
SG	Societe Generale
SONIA	Sterling Overnight Index Average Rate
STIBOR	Stockholm Interbank Offered Rate
T	Termination Date
1D	One Day
1M	One Month
1W	One Week

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs

	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Capital Markets	$1,126,087	$129,874	$—	$1,255,961
Diversified Financial Services	850,968	—	190	851,158
Food & Staples Retailing	95,121	120,834	—	215,955
Food Products	289,985	713,490	—	1,003,475
Health Care Providers & Services	342,419	41,975	—	384,394
Industrial Conglomerates	—	41,333	—	41,333
Insurance	879,292	335,437	—	1,214,729
Interactive Media & Services	1,825,261	442,650	67	2,267,978
Internet & Direct Marketing Retail	1,869,839	160,070	351,086	2,380,995
Life Sciences Tools & Services	256,935	305,207	—	562,142
Media	438,173	198,197	1,606	637,976
Metals & Mining	612,831	135,078	—	747,909
Multiline Retail	—	822	—	822
Oil, Gas & Consumable Fuels	73,768	59,193	2,455	135,416
Personal Products	276,246	427,414	—	703,660
Pharmaceuticals	246,387	1,098,708	—	1,345,095
Professional Services	825,212	536,225	—	1,361,437
Semiconductors & Semiconductor Equipment	2,047,957	31,156	—	2,079,113
Software	2,227,384	279,026	—	2,506,410
Specialty Retail	489,249	90,831	5,200	585,280
Technology Hardware, Storage & Peripherals	1,231,500	244,802	—	1,476,302
Textiles, Apparel & Luxury Goods	237,966	388,026	—	625,992
Trading Companies & Distributors	—	155,659	—	155,659
Other Common Stocks(a)	12,873,037	—	—	12,873,037
Total Common Stocks	29,115,617	5,936,007	360,604	35,412,228
Rights
Biotechnology	—	—	201,980	201,980
IT Services	—	—	12,580	12,580
Media	—	—	—	—
Metals & Mining	28,116	—	—	28,116
Pharmaceuticals	—	—	1,100	1,100
Total Rights	28,116	—	215,660	243,776
Warrants
Capital Markets	—	—	1,810	1,810
Leisure Products	6,323	—	—	6,323
Oil, Gas & Consumable Fuels	—	—	197,012	197,012
Total Warrants	6,323	—	198,822	205,145
Convertible Preferred Stocks(a)	56,431	—	—	56,431
Loan Assignments(a)	—	—	6,314	6,314
Corporate Bonds(a)	—	—	—	—
Short-Term Investments	—	32,283,887	—	32,283,887
Total Long Positions	$29,206,487	$38,219,894	$781,400	$68,207,781

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

*	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Common Stocks(a)(b)	Corporate Bonds(a)(c)	Loan Assignments(a)(b)	Rights(a)(b)	Warrants(a)(b)	Total
Assets:
Investments in Securities:
Beginning Balance as of November 1, 2021	$437,077	$–	$6,311	$177,026	$166,761	$787,175
Transfers into Level 3	–	–	–	–	–	–
Transfers out of Level 3	–	–	–	–	–	–
Accrued discounts/(premiums)	–	–	548	–	–	548
Realized gain/(loss)	(31,294)	–	32	(10,425)	–	(41,687)
Change in unrealized appreciation/(depreciation)	27,525	–	(1,518)	37,589	32,061	95,657
Purchases	637	–	993	11,470	–	13,100
Sales	(73,341)	–	(52)	–	–	(73,393)
Balance as of January 31, 2022	$360,604	$–	$6,314	$215,660	$198,822	$781,400
Net change in unrealized appreciation/(depreciation) on investments still held as of January 31, 2022	$(39,312)	$–	$(1,518)	$37,740	$32,061	$28,971

(a)	As of the period ended January 31, 2022, certain of these securities were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.
(b)	Certain of these securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
(c)	The reconciliation between beginning and ending balances of investments in which unobservable inputs (Level 3) were used is not presented as all values are zero.

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's short investments as of January 31, 2022:

Liability Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(9,754,506)	$—	$—	$(9,754,506)
Total Short Positions	$(9,754,506)	$—	$—	$(9,754,506)

(a) The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2022:

Other Financial Instruments
	Level 1	Level 2	Level 3*	Total
Futures(a)
Assets	$963,698	$—	$—	$963,698
Liabilities	(65,085)	—	—	(65,085)
Forward contracts(a)
Assets	—	561,054	—	561,054
Liabilities	—	(746,062)	—	(746,062)
Swaps
Assets	—	615,315	—	615,315
Liabilities	—	(808,726)	—	(808,726)
Options written
Liabilities	(577)	—	—	(577)
Total	$898,036	$(378,419)	$—	$519,617

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

*	The following is a reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Equity swaps
Other Financial Instruments:
Beginning Balance as of November 1, 2021(a)	$(3,127)
Transfers into Level 3	–
Transfers out of Level 3	–
Accrued discounts/(premiums)	–
Realized gain/(loss)	3,127
Change in unrealized appreciation/(depreciation)	–
Purchases	–
Sales	–
Balance as of January31, 2022	$–
Net change in unrealized appreciation/(depreciation) on investments still held as of January 31, 2022	$–

(a)	At the beginning of the year, certain equity swaps were valued in accordance with procedures approved by the Board of Trustees. The Fund held no Level 3 derivatives at January 31, 2022.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Schedule of Investments

January 31, 2022

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, convertible preferred stocks, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments for long positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of January 31, 2022, the Fund's investment in the Subsidiary was $14,640,171, which represents 20.1% of the Fund’s net assets.

Other matters

Russia’s invasion of Ukraine: Russia’s invasion of the Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) January 31, 2022

PRINCIPAL AMOUNT		VALUE

U.S. Treasury Obligations 15.3%
	U.S. Treasury Bills
$14,015,000	0.05%, due 2/3/2022	$14,014,974	(a)
14,000,000	0.03%, due 3/24/2022	13,998,463	(a)
	Total U.S. Treasury Obligations (Cost 28,014,277)	28,013,437

Asset-Backed Securities 18.1%
2,055,000	BMW Vehicle Lease Trust, Ser. 2022-1, Class A2, 0.67%, due 5/28/2024	2,051,194
1,347,000	Capital One Prime Auto Receivables Trust, Ser. 2021-1, Class A2, 0.32%, due 2/18/2025	1,340,846
834,000	CNH Equipment Trust, Ser. 2021-C, Class A2, 0.33%, due 1/15/2025	830,549
570,000	DLLMT LLC, Ser. 2021-1A, Class A2, 0.60%, due 3/20/2024	567,388	(b)
564,369	Ford Credit Auto Lease Trust, Ser. 2021-A, Class A2, 0.19%, due 7/15/2023	564,051
1,950,000	Ford Credit Auto Owner Trust, Ser. 2022-A, Class A2, 0.73%, due 9/15/2024	1,947,293
	GM Financial Consumer Automobile Receivables Trust
40,970	Ser. 2020-3, Class A2, 0.35%, due 7/17/2023	40,969
326,581	Ser. 2021-1, Class A2, 0.23%, due 11/16/2023	326,382
2,125,000	Ser. 2021-4, Class A2, 0.28%, due 11/18/2024	2,115,810
650,000	Ser. 2022-1, Class A2, 0.76%, due 2/18/2025	648,679
1,000,000	Golden Credit Card Trust, Ser. 2017-4A, Class A, (1M USD LIBOR + 0.52%), 0.62%, due 7/15/2024	1,001,875	(b)(c)
2,428,000	Honda Auto Receivables, Ser. 2021-4, Class A2, 0.39%, due 5/21/2024	2,421,401
1,290,000	HPEFS Equipment Trust, Ser. 2022-1A, Class A2, 1.02%, due 5/21/2029	1,288,091	(b)
	Hyundai Auto Lease Securitization Trust
200,735	Ser. 2020-B, Class A2, 0.36%, due 1/17/2023	200,722	(b)
1,513,181	Ser. 2021-B, Class A2, 0.19%, due 10/16/2023	1,509,370	(b)
1,255,000	Hyundai Auto Receivables Trust, Ser. 2021-C, Class A2A, 0.36%, due 10/15/2024	1,250,097
157,648	Mercedes-Benz Auto Lease Trust, Ser. 2020-B, Class A2, 0.31%, due 2/15/2023	157,618
920,000	MMAF Equipment Finance LLC, Ser. 2021-A, Class A2, 0.30%, due 4/15/2024	918,168	(b)
	Navient Student Loan Trust
267,920	Ser. 2017-4A, Class A2, (1M USD LIBOR + 0.50%), 0.61%, due 9/27/2066	268,178	(b)(c)
235,170	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 0.61%, due 1/25/2068	235,571	(b)(c)
355,566	Ser. 2019-4A, Class A1, (1M USD LIBOR + 0.28%), 0.39%, due 7/25/2068	355,486	(b)(c)
1,077,000	Nissan Auto Lease Trust, Ser. 2021-A, Class A2, 0.30%, due 12/15/2023	1,073,164
398,509	Santander Consumer Auto Receivables Trust, Ser. 2021-AA, Class A2, 0.23%, due 11/15/2023	398,358	(b)
	Santander Retail Auto Lease Trust
1,336,143	Ser. 2021-A, Class A2, 0.32%, due 2/20/2024	1,331,090	(b)
1,285,000	Ser. 2022-A, Class A2, 0.97%, due 3/20/2025	1,281,679	(b)
	Tesla Auto Lease Trust
185,797	Ser. 2020-A, Class A2, 0.55%, due 5/22/2023	185,808	(b)
1,284,763	Ser. 2021-A, Class A2, 0.36%, due 3/20/2025	1,280,401	(b)
1,620,000	Toyota Auto Receivables Owner Trust, Ser. 2022-A, Class A2, 0.74%, due 10/15/2024	1,618,035
2,500,000	Toyota Lease Owner Trust, Ser. 2021-B, Class A2, 0.25%, due 3/20/2024	2,487,933	(b)
1,434,000	Verizon Owner Trust, Ser. 2020-B, Class A, 0.47%, due 2/20/2025	1,426,123
	World Omni Auto Receivables Trust
435,137	Ser. 2020-C, Class A2, 0.35%, due 12/15/2023	435,002
1,084,529	Ser. 2021-B, Class A2, 0.20%, due 7/15/2024	1,082,207

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$538,897	World Omni Automobile Lease Securitization Trust, Ser. 2021-A, Class A2, 0.21%, due 4/15/2024	$537,334
	Total Asset-Backed Securities (Cost $33,253,841)	33,176,872
Corporate Bonds 40.4%
Agriculture 0.6%
1,170,000	BAT Capital Corp., (3M USD LIBOR + 0.88%), 1.04%, due 8/15/2022	1,172,017	(c)

Auto Manufacturers 1.0%
1,930,000	Daimler Finance N.A. LLC, (3M USD LIBOR + 0.90%), 1.06%, due 2/15/2022	1,930,579	(b)(c)

Banks 15.4%
	Bank of America Corp.
1,495,000	(3M USD LIBOR + 1.00%), 1.26%, due 4/24/2023	1,497,498	(c)
1,775,000	(3M USD LIBOR + 0.79%), 0.97%, due 3/5/2024	1,783,911	(c)
881,000	Bank of New York Mellon Corp., Ser. J, (SOFR + 0.20%), 0.25%, due 10/25/2024	878,524	(c)
475,000	BB&T Corp., (3M USD LIBOR + 0.65%), 0.86%, due 4/1/2022	475,125	(c)
2,205,000	BNP Paribas SA, 2.95%, due 5/23/2022	2,221,373	(b)
3,138,000	Citigroup, Inc., (3M USD LIBOR + 1.10%), 1.26%, due 5/17/2024	3,172,503	(c)
3,947,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 1.60%), 1.78%, due 11/29/2023	4,033,502	(c)
3,315,000	JPMorgan Chase & Co., (3M USD LIBOR + 0.90%), 1.16%, due 4/25/2023	3,328,661	(c)
	Lloyds Banking Group PLC
285,000	(3M USD LIBOR + 1.25%), 2.86%, due 3/17/2023	285,576	(d)
630,000	(3M USD LIBOR + 0.81%), 2.91%, due 11/7/2023	637,130	(d)
1,728,000	Morgan Stanley, (SOFR + 0.63%), 0.67%, due 1/24/2025	1,732,251	(c)
	Royal Bank of Canada
1,035,000	(3M USD LIBOR + 0.47%), 0.77%, due 4/29/2022	1,036,048	(c)
270,000	(3M USD LIBOR + 0.36%), 0.60%, due 1/17/2023	270,389	(c)
875,000	Toronto-Dominion Bank, (SOFR + 0.48%), 0.53%, due 1/27/2023	877,001	(c)
945,000	Truist Bank, (SOFR + 0.20%), 0.25%, due 1/17/2024	943,450	(c)
1,185,000	U.S. Bank N.A., (3M USD LIBOR + 0.40%), 0.60%, due 12/9/2022	1,186,410	(c)
3,175,000	Wells Fargo & Co., (3M USD LIBOR + 1.23%), 1.53%, due 10/31/2023	3,200,472	(c)
640,000	Westpac Banking Corp., (3M USD LIBOR + 0.39%), 0.63%, due 1/13/2023	642,076	(c)
		28,201,900
Diversified Financial Services 1.9%
1,705,000	American Express Co., (3M USD LIBOR + 0.61%), 0.93%, due 8/1/2022	1,708,091	(c)
1,755,000	Capital One Financial Corp., (3M USD LIBOR + 0.95%), 1.15%, due 3/9/2022	1,755,305	(c)
		3,463,396
Electric 6.6%
1,855,000	Duke Energy Corp., (SOFR + 0.25%), 0.30%, due 6/10/2023	1,851,694	(c)
1,000,000	Florida Power & Light Co., (SOFR + 0.25%), 0.30%, due 5/10/2023	1,000,020	(c)
	National Rural Utilities Cooperative Finance Corp.
1,040,000	(SOFR + 0.40%), 0.45%, due 8/7/2023	1,040,000	(c)(e)
2,220,000	Ser. D, (SOFR + 0.33%), 0.38%, due 10/18/2024	2,218,785	(c)
2,000,000	NextEra Energy Capital Holdings, Inc., (SOFR + 0.40%), 0.45%, due 11/3/2023	2,000,400	(c)
2,837,000	PPL Electric Utilities Corp., (SOFR + 0.33%), 0.38%, due 6/24/2024	2,836,145	(c)
1,102,000	Southern California Edison Co., (SOFR + 0.47%), 0.52%, due 12/2/2022	1,102,919	(c)
		12,049,963
Gas 1.0%
565,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 0.58%, due 3/9/2023	564,898	(c)
601,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 0.67%, due 3/2/2023	601,231	(c)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$585,000	Southern California Gas Co., (3M USD LIBOR + 0.35%), 0.55%, due 9/14/2023	$584,546	(c)
		1,750,675
Healthcare - Products 2.4%
2,000,000	Baxter International, Inc., (SOFR + 0.26%), 0.31%, due 12/1/2023	1,996,314	(b)(c)
	Thermo Fisher Scientific, Inc.
1,235,000	(SOFR + 0.35%), 0.40%, due 4/18/2023	1,235,000	(c)
1,115,000	(SOFR + 0.39%), 0.44%, due 10/18/2023	1,114,236	(c)
		4,345,550
Insurance 0.6%
1,025,000	New York Life Global Funding, (3M USD LIBOR + 0.44%), 0.68%, due 7/12/2022	1,026,329	(b)(c)

Machinery - Construction & Mining 0.4%
679,000	Caterpillar Financial Services Corp., (SOFR + 0.27%), 0.32%, due 9/13/2024	680,256	(c)

Machinery - Diversified 0.8%
	John Deere Capital Corp.
918,000	(SOFR + 0.12%), 0.17%, due 7/10/2023	917,999	(c)
605,000	(SOFR + 0.20%), 0.25%, due 10/11/2024	604,046	(c)
		1,522,045
Media 2.2%
2,504,000	Comcast Cable Communications Holdings, Inc., 9.46%, due 11/15/2022	2,670,616
645,000	Comcast Corp., (3M USD LIBOR + 0.63%), 0.87%, due 4/15/2024	651,326	(c)
755,000	Walt Disney Co., (3M USD LIBOR + 0.39%), 0.57%, due 3/4/2022	755,262	(c)
		4,077,204
Miscellaneous Manufacturer 1.9%
	General Electric Capital Corp.
2,255,000	(3M USD LIBOR + 1.00%), 1.20%, due 3/15/2023	2,265,679	(c)
580,000	(3M USD LIBOR + 1.00%), 1.24%, due 4/15/2023	583,146	(c)
585,000	Siemens Financieringsmaatschappij NV, (3M USD LIBOR + 0.61%), 0.82%, due 3/16/2022	585,371	(b)(c)
		3,434,196
Pharmaceuticals 2.1%
2,060,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 0.81%, due 11/21/2022	2,067,609	(c)
1,810,000	Bristol-Myers Squibb Co., (3M USD LIBOR + 0.38%), 0.54%, due 5/16/2022	1,811,291	(c)
		3,878,900
REITS 0.7%
1,220,000	Simon Property Group L.P., (SOFR + 0.43%), 0.48%, due 1/11/2024	1,221,501	(c)

Semiconductor 0.8%
1,397,000	Analog Devices, Inc., (SOFR + 0.25%), 0.30%, due 10/1/2024	1,396,832	(c)

Telecommunications 2.0%
	AT&T, Inc.
455,000	(3M USD LIBOR + 0.89%), 1.05%, due 2/15/2023	457,899	(c)
3,189,000	(SOFR + 0.64%), 0.69%, due 3/25/2024	3,185,971	(c)
		3,643,870
	Total Corporate Bonds (Cost $73,784,229)	73,795,213

NUMBER OF SHARES
Short-Term Investments 19.5%
Investment Companies 19.5%
35,711,305	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(f) (Cost $35,711,305)	35,711,305	(g)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

	VALUE
Total Investments 93.3% (Cost $170,763,652)	$170,696,827
Other Assets Less Liabilities 6.7%	12,207,489	(h)
Net Assets 100.0%	$182,904,316

(a)	Rate shown was the discount rate at the date of purchase.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2022, these securities amounted to $21,070,084, which represents 11.5% of net assets of the Fund.
(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2022 and changes periodically.
(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(e)	When-issued security. Total value of all such securities at January 31, 2022 amounted to $1,040,000, which represents 0.6% of net assets of the Fund.
(f)	Represents 7-day effective yield as of January 31, 2022.
(g)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or futures with a total value of $35,711,305.
(h)	Includes the impact of the Fund's open positions in derivatives at January 31, 2022.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2022, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
2/2022	1	Bitcoin	$192,425	$1,975
3/2022	390	Lead	21,969,188	544,875
3/2022	112	Nickel	15,179,136	2,432,463
3/2022	5	Palladium	1,177,900	166,420
3/2022	212	Primary Aluminum	16,053,700	1,122,475
3/2022	66	Silver	7,389,690	(156,688)
3/2022	274	Zinc	24,704,525	3,235,159
4/2022	20	Cattle Feeder	1,684,500	(7,763)
4/2022	114	Gold 100 Oz.	20,478,960	181,187
4/2022	135	Lean Hogs	5,167,800	469,020
4/2022	90	Live Cattle	5,202,900	225,947
4/2022	77	Platinum	3,930,080	255,033
7/2022	160	Brent Crude Oil	13,691,200	1,855,705
7/2022	105	Cocoa	2,730,000	73,137
7/2022	36	Coffee 'C'	3,167,100	41,568
7/2022	100	Copper	10,810,000	17,061
7/2022	477	Corn	14,769,112	379,292
7/2022	81	Cotton No. 2	4,846,230	350,537
7/2022	120	Hard Red Winter Wheat	4,704,000	(55,742)
7/2022	93	Low Sulphur Gasoil	6,833,175	134,367
7/2022	241	Natural Gas	11,408,940	2,360,759
7/2022	71	New York Harbor ULSD	7,560,861	176,425
7/2022	86	RBOB Gasoline	9,285,007	288,341
7/2022	96	Soybean	7,164,000	454,470
7/2022	187	Soybean Meal	7,773,590	130,650
7/2022	92	Soybean Oil	3,554,880	341,711
7/2022	132	Sugar 11	2,601,984	(85,755)
7/2022	133	Wheat	5,057,325	9,759
7/2022	117	WTI Crude Oil	9,675,900	220,223
Total Long Positions			$248,764,108	$15,162,611

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2022	313	Lead	$(17,631,681)	$(410,108)
3/2022	67	Nickel	(9,080,376)	(1,613,624)
3/2022	138	Primary Aluminum	(10,450,050)	(721,131)
3/2022	168	Zinc	(15,147,300)	(1,976,130)
Total Short Positions			$(52,309,407)	$(4,720,993)
Total Futures				$10,441,618

At January 31, 2022, the Fund had $5,763,817 deposited in a segregated account to cover margin requirements on open futures.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the “CS Subsidiary”), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the CS Subsidiary with the intent that the Fund will remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

As of January 31, 2022, the value of the Fund’s investment in the CS Subsidiary was as follows:

Investment in CS Subsidiary	Percentage of Net Assets
$36,919,015	20.2%

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total

Investments:
U.S. Treasury Obligations	$—	$28,013,437	$—	$28,013,437
Asset-Backed Securities	—	33,176,872	—	33,176,872
Corporate Bonds(a)	—	73,795,213	—	73,795,213
Short-Term Investments	—	35,711,305	—	35,711,305
Total Investments	$—	$170,696,827	$—	$170,696,827

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$15,468,559	$—	$—	$15,468,559
Liabilities	(5,026,941)	—	—	(5,026,941)
Total	$10,441,618	$—	$—	$10,441,618

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) January 31, 2022

Number of Shares		Value
Common Stocks 62.0%
Australia 1.3%
1,253	APA Group	$8,498	(a)
492	Aristocrat Leisure Ltd.	14,262
188	ASX Ltd.	11,150
422	BlueScope Steel Ltd.	5,531
1,060	Dexus	7,717
1,816	Fortescue Metals Group Ltd.	25,500
401	Rio Tinto PLC	28,264
472	Sonic Healthcare Ltd.	12,711
3,050	Telstra Corp. Ltd.	8,479
		122,112
Austria 0.1%
144	OMV AG	8,814
422	Telekom Austria AG	3,650	*
		12,464
Belgium 0.1%
74	Solvay SA	8,916
Canada 2.0%
408	Alimentation Couche-Tard, Inc.	16,456
454	Bank of Nova Scotia	32,701
937	Enbridge, Inc.	39,613
35	George Weston Ltd.	3,817
195	Gildan Activewear, Inc.	7,762
307	Great-West Lifeco, Inc.	9,591
284	Hydro One Ltd.	7,337	(b)
92	Loblaw Cos. Ltd.	7,098
245	Metro, Inc.	13,104
458	Power Corp. of Canada	14,722
227	Sun Life Financial, Inc.	12,856
92	TELUS Corp.	2,165
247	Toronto-Dominion Bank	19,783
89	West Fraser Timber Co. Ltd.	8,238
		195,243
China 0.1%
1,844	BOC Hong Kong Holdings Ltd.	7,120
Denmark 0.7%
9	AP Moeller - Maersk A/S Class B	32,329
353	Novo Nordisk A/S Class B	35,113
		67,442
Finland 0.4%
140	Elisa OYJ	8,224
72	Kone OYJ Class B	4,663
2,587	Nordea Bank Abp	30,727
		43,614
France 2.0%
62	Arkema SA	9,168
83	BNP Paribas SA	5,925
260	Bureau Veritas SA	7,439
154	Capgemini SE	34,622
163	Cie Generale des Etablissements Michelin SCA	27,274
23	Hermes Int'l	34,533
23	Kering SA	17,176
135	Publicis Groupe SA	9,148
49	Sanofi	5,123
794	Societe Generale SA	29,473
151	TotalEnergies SE	8,587
		188,468
Germany 1.6%
94	Allianz SE	24,135
60	Daimler AG	4,788
697	Deutsche Post AG	41,946
207	Evonik Industries AG	6,753
150	GEA Group AG	7,087
147	HeidelbergCement AG	10,229
128	Merck KGaA	28,070
258	SAP SE	32,369
		155,377
Hong Kong 0.4%
258	CK Asset Holdings Ltd.	1,722
300	Hong Kong Exchanges & Clearing Ltd.	17,123
1,578	Sun Hung Kai Properties Ltd.	19,252
		38,097
Israel 0.1%
1,400	Bank Leumi Le-Israel BM	15,015
Italy 0.2%
1,086	Assicurazioni Generali SpA	22,855
Japan 4.2%
500	Ajinomoto Co., Inc.	13,951
1,800	Astellas Pharma, Inc.	29,053
600	Bridgestone Corp.	26,275
800	Canon, Inc.	18,921
1,800	Daiwa Securities Group, Inc.	10,846
343	FUJIFILM Holdings Corp.	22,993
29	Fujitsu Ltd.	3,834
206	Kajima Corp.	2,488
1,153	KDDI Corp.	36,837
300	MEIJI Holdings Co. Ltd.	18,714
900	Mitsubishi Electric Corp.	11,271
1,088	Mitsui & Co. Ltd.	27,130
700	Nippon Telegraph & Telephone Corp.	20,032
200	Nippon Yusen KK	15,679
200	Nitto Denko Corp.	15,572
400	Nomura Research Institute Ltd.	14,002
946	ORIX Corp.	19,513
745	Sekisui House Ltd.	15,094
100	Shionogi & Co. Ltd.	5,699
183	Taisei Corp.	5,999
800	Takeda Pharmaceutical Co. Ltd.	23,187
1,195	Toyota Motor Corp.	23,617
100	Trend Micro, Inc.	5,305
300	Yamaha Motor Co. Ltd.	7,144
300	Yamato Holdings Co. Ltd.	6,388
		399,544
Netherlands 0.9%
4	ASML Holding NV	2,709
1,615	Koninklijke Ahold Delhaize NV	52,366
1,307	Koninklijke KPN NV	4,311

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Number of Shares		Value
224	Wolters Kluwer NV	$22,799
		82,185
Norway 0.3%
997	Equinor ASA	27,485
Russia 0.1%
188	Coca-Cola HBC AG	6,227	*
Singapore 0.2%
980	Singapore Exchange Ltd.	6,783
318	STMicroelectronics NV	14,953
		21,736
South Africa 0.5%
998	Anglo American PLC	43,997
Spain 0.4%
1,667	Banco Bilbao Vizcaya Argentaria SA	10,643
415	Endesa SA	9,291
469	Iberdrola SA	5,377
223	Naturgy Energy Group SA	7,061
562	Red Electrica Corp. SA	11,329
		43,701
Sweden 0.4%
23	Industrivarden AB, A Shares	727
720	Skandinaviska Enskilda Banken AB Class A	9,307
954	Svenska Handelsbanken AB, A Shares	10,167
767	Swedbank AB, A Shares	15,017
		35,218
Switzerland 1.8%
497	ABB Ltd.	17,232
2	Chocoladefabriken Lindt & Spruengli AG	23,211
38	Geberit AG	25,818
53	Kuehne & Nagel Int’l AG	14,966
106	Nestle SA	13,689
190	Roche Holding AG	73,530
76	Swiss Prime Site AG	7,514
3	Swisscom AG	1,715
		177,675
United Kingdom 1.9%
2,178	Barclays PLC	5,843
985	Barratt Developments PLC	8,192
24	Experian PLC	1,003
1,723	J Sainsbury PLC	6,771
2,280	Kingfisher PLC	10,224
479	Liberty Global PLC Class C	12,952	*
115	Linde PLC	36,648
22,066	Lloyds Banking Group PLC	15,313
309	Persimmon PLC	10,067
1,143	RELX PLC	35,159
5,235	NatWest Group PLC	17,206
556	Sage Group PLC	5,433
138	Schroders PLC	6,328
309	SSE PLC	6,649
39	Unilever PLC	2,000
		179,788
United States 42.3%
168	3M Co.	27,891
60	Abbott Laboratories	7,648
361	AbbVie, Inc.	49,417
261	Accenture PLC Class A	92,284
128	Activision Blizzard, Inc.	10,113
24	Adobe, Inc.	12,823	*
341	Aflac, Inc.	21,422
299	Agilent Technologies, Inc.	41,657
258	AGNC Investment Corp.	3,842
234	Allstate Corp.	28,237
79	Alphabet, Inc. Class A	213,780	*(c)
26	Amazon.com, Inc.	77,778	*
49	American Tower Corp.	12,323
1,365	Annaly Capital Management, Inc.	10,783
93	Anthem, Inc.	41,012
1,852	Apple, Inc.	323,693
313	Applied Materials, Inc.	43,250
197	Archer-Daniels-Midland Co.	14,775
21	AutoZone, Inc.	41,713	*
222	Bath & Body Works, Inc.	12,448
61	Berkshire Hathaway, Inc. Class B	19,094	*
17	BlackRock, Inc.	13,990
203	Blackstone, Inc. Class A	26,790
16	Booking Holdings, Inc.	39,298	*
67	Broadcom, Inc.	39,254
195	Caesars Entertainment, Inc.	14,847	*
156	Carlyle Group, Inc.	7,964
338	CBRE Group, Inc. Class A	34,253	*
71	Celanese Corp.	11,055
300	Cerner Corp.	27,360
108	Chubb Ltd.	21,306
890	Cisco Systems, Inc.	49,546
622	Citigroup, Inc.	40,505
869	Coca-Cola Co.	53,018
382	Cognizant Technology Solutions Corp. Class A	32,630
228	Colgate-Palmolive Co.	18,799
1,440	Comcast Corp. Class A	71,986
266	ConocoPhillips	23,573
180	Consolidated Edison, Inc.	15,561
1,032	CSX Corp.	35,315
377	CVS Health Corp.	40,154
105	Darden Restaurants, Inc.	14,686
67	Deere & Co.	25,219
372	Devon Energy Corp.	18,812
71	Dominion Energy, Inc.	5,727
72	DoorDash, Inc. Class A	8,171	*
136	Dover Corp.	23,108
136	Eastman Chemical Co.	16,174
283	Electronic Arts, Inc.	37,543
447	Emerson Electric Co.	41,102
126	Etsy, Inc.	19,792	*
147	Exelon Corp.	8,519
82	Extra Space Storage, Inc.	16,252
192	Ferguson PLC	30,200
164	General Mills, Inc.	11,263
97	Genuine Parts Co.	12,923
530	Gilead Sciences, Inc.	36,400
160	Goldman Sachs Group, Inc.	56,749
188	Hartford Financial Services Group, Inc.	13,512
142	Hershey Co.	27,984
237	Hilton Worldwide Holdings, Inc.	34,391	*
58	IBM Corp.	7,747
377	Intel Corp.	18,405
379	Interpublic Group of Cos., Inc.	13,470
69	Intuit, Inc.	38,311

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Number of Shares		Value
341	Invesco Ltd.	$7,727
341	JPMorgan Chase & Co.	50,673
1,927	Kinder Morgan, Inc.	33,453
58	KLA Corp.	22,578
68	L3Harris Technologies, Inc.	14,232
50	Lam Research Corp.	29,496
275	LKQ Corp.	15,095
23	Lockheed Martin Corp.	8,950
166	Marsh & McLennan Cos., Inc.	25,504
7	MasterCard, Inc. Class A	2,705
27	McDonald's Corp.	7,005
301	Medtronic PLC	31,150
555	Merck & Co., Inc.	45,221
104	MGM Resorts Int'l	4,443
887	Microsoft Corp.	275,839
35	Moody's Corp.	12,005
174	Morgan Stanley	17,842
183	Motorola Solutions, Inc.	42,445
150	NIKE, Inc. Class B	22,210
48	NVIDIA Corp.	11,753
3	NVR, Inc.	15,982	*
217	Omnicom Group, Inc.	16,353
376	ONEOK, Inc.	22,816
395	Oracle Corp.	32,058
588	Procter & Gamble Co.	94,345
237	Prologis, Inc.	37,166
487	Public Service Enterprise Group, Inc.	32,400
97	Public Storage	34,777
96	QUALCOMM, Inc.	16,873
138	Quest Diagnostics, Inc.	18,633
43	Reliance Steel & Aluminum Co.	6,574
143	ResMed Inc.	32,690
17	S&P Global, Inc.	7,059
124	Sealed Air Corp.	8,422
154	Sempra Energy	21,277
39	Sherwin-Williams Co.	11,174
53	Snap-on, Inc.	11,037
72	Southern Co.	5,003
69	STERIS PLC	15,484
221	T. Rowe Price Group, Inc.	34,129
224	Target Corp.	49,376
138	TE Connectivity Ltd.	19,735
71	Tesla, Inc.	66,507	*
385	Texas Instruments, Inc.	69,104
100	Thermo Fisher Scientific, Inc.	58,130
114	Tractor Supply Co.	24,887
78	Trane Technologies PLC	13,502
203	UGI Corp.	9,206
46	Ulta Beauty, Inc.	16,732	*
238	Union Pacific Corp.	58,203
153	United Parcel Service, Inc. Class B	30,938
114	UnitedHealth Group, Inc.	53,873
638	Verizon Communications, Inc.	33,961
105	Visa, Inc. Class A	23,748
39	W.W. Grainger, Inc.	19,309
196	Walmart, Inc.	27,403
72	West Pharmaceutical Services, Inc.	28,312
1,281	Williams Cos., Inc.	38,353
		4,055,504
Total Common Stocks (Cost $5,175,074)		5,949,783

Principal Amount		Value
U.S. Treasury Obligations 8.5%
$35,000	U.S. Treasury Bill, 0.09%, due 6/16/2022	$34,956	(d)
	U.S. Treasury Bonds
5,000	5.00%, due 5/15/2037	7,050
15,000	3.50%, due 2/15/2039	18,181
20,000	1.13%, due 5/15/2040	16,874
30,000	1.88%, due 2/15/2041–11/15/2051	28,546
55,000	2.25%, due 5/15/2041–8/15/2046	55,639
40,000	3.13%, due 11/15/2041–8/15/2044	46,392
25,000	2.00%, due 11/15/2041–8/15/2051	24,369
85,000	3.63%, due 8/15/2043–2/15/2044	106,280
175,000	3.00%, due 11/15/2044–2/15/2048	201,092
45,000	2.88%, due 8/15/2045	50,738
25,000	2.75%, due 8/15/2047–11/15/2047	27,928
165,000	2.38%, due 5/15/2051	174,668
5,405	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 2/15/2050	5,993	(e)
15,000	U.S. Treasury Note, 2.75%, due 4/30/2023	15,339

Total U.S. Treasury Obligations (Cost $832,975)		814,045
U.S. Government Agency Securities 0.2%
10,000	Federal Home Loan Bank, 5.50%, due 7/15/2036 (Cost $12,566)	14,026
Corporate Bonds 10.2%
Belgium 0.2%
15,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 2/1/2046	17,747
5,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 4/15/2048	5,721
		23,468
Canada 0.1%
	Canadian Natural Resources Ltd.
5,000	2.95%, due 7/15/2030	4,982
5,000	4.95%, due 6/1/2047	5,894
5,000	Rogers Communications, Inc., 4.35%, due 5/1/2049	5,327
		16,203
France 0.1%
5,000	Total Capital Int’l SA, 3.13%, due 5/29/2050	4,851
Ireland 0.1%
5,000	AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust, 3.85%, due 10/29/2041	4,887
Mexico 0.1%
5,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	5,703	(f)
Netherlands 0.1%
5,000	Shell Int'l Finance BV, 4.00%, due 5/10/2046	5,543

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Principal Amount		Value
United Kingdom 0.6%
$10,000	AstraZeneca PLC, 2.13%, due 8/6/2050	$8,265
	BAT Capital Corp.
10,000	2.73%, due 3/25/2031	9,370
5,000	4.54%, due 8/15/2047	4,863
10,000	BP Capital Markets PLC, 4.88%, due 3/22/2030	10,563	(g)(h)
15,000	Natwest Group PLC, 3.03%, due 11/28/2035	14,266	(h)
10,000	Vodafone Group PLC, 4.25%, due 9/17/2050	10,713
		58,040
United States 8.9%
	AbbVie, Inc.
10,000	4.05%, due 11/21/2039	10,773
10,000	4.45%, due 5/14/2046	11,204
5,000	Allstate Corp., 4.20%, due 12/15/2046	5,729
10,000	Altria Group, Inc., 3.88%, due 9/16/2046	8,943
5,000	American Int'l Group, Inc., 4.75%, due 4/1/2048	6,032
5,000	American Water Capital Corp., 4.15%, due 6/1/2049	5,555
10,000	Amgen, Inc., 4.40%, due 5/1/2045	11,028
10,000	Analog Devices, Inc., 2.95%, due 10/1/2051	9,612
10,000	Appalachian Power Co., Ser. Z, 3.70%, due 5/1/2050	10,272
10,000	Apple, Inc., 3.75%, due 11/13/2047	10,930
5,000	Aqua America, Inc., 4.28%, due 5/1/2049	5,542
	AT&T, Inc.
10,000	3.50%, due 6/1/2041	9,746
10,000	3.65%, due 6/1/2051	9,775
10,000	Baltimore Gas and Electric Co., 2.90%, due 6/15/2050	9,439
	Bank of America Corp.
5,000	2.97%, due 7/21/2052	4,648	(h)
10,000	4.08%, due 3/20/2051	11,238	(h)
10,000	4.24%, due 4/24/2038	11,160	(h)
5,000	Berkshire Hathaway Finance Corp., 4.25%, due 1/15/2049	5,755
	Boeing Co.
10,000	3.25%, due 2/1/2035	9,558
5,000	5.81%, due 5/1/2050	6,287	(i)
5,000	BP Capital Markets America, Inc., 2.77%, due 11/10/2050	4,351
5,000	Bristol-Myers Squibb Co., 4.25%, due 10/26/2049	5,769
	Broadcom, Inc.
10,000	3.75%, due 2/15/2051	9,628	(f)
5,000	4.30%, due 11/15/2032	5,344
5,000	5.00%, due 4/15/2030	5,592
5,000	Burlington Northern Santa Fe LLC, 4.38%, due 9/1/2042	5,787
10,000	Capital One Financial Corp., 2.36%, due 7/29/2032	9,168	(h)
10,000	Carrier Global Corp., 2.70%, due 2/15/2031	9,826
15,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	15,320
10,000	Cigna Corp., 4.80%, due 8/15/2038	11,491
5,000	Citigroup, Inc., 2.98%, due 11/5/2030	5,029	(h)
5,000	Coca-Cola Co., 2.50%, due 3/15/2051	4,442
	Comcast Corp.
10,000	4.00%, due 8/15/2047	10,818
10,000	4.65%, due 7/15/2042	11,589
5,000	Commonwealth Edison Co., 3.70%, due 3/1/2045	5,251
5,000	Constellation Brands, Inc., 3.75%, due 5/1/2050	5,101
	Crown Castle Int'l Corp.
5,000	2.90%, due 4/1/2041	4,538
5,000	5.20%, due 2/15/2049	6,058
	CVS Health Corp.
10,000	2.70%, due 8/21/2040	8,933
10,000	5.05%, due 3/25/2048	12,247	(c)
5,000	Dell Int'l LLC/EMC Corp., 6.20%, due 7/15/2030	6,072
	Diamondback Energy, Inc.
5,000	3.50%, due 12/1/2029	5,144
5,000	4.40%, due 3/24/2051	5,436
	Discovery Communications LLC
5,000	4.00%, due 9/15/2055	4,857
5,000	4.65%, due 5/15/2050	5,411
	Duke Energy Corp.
5,000	3.50%, due 6/15/2051	4,906
5,000	3.75%, due 9/1/2046	5,095
10,000	Duke Energy Progress LLC, 2.50%, due 8/15/2050	8,665
5,000	Emerson Electric Co., 2.80%, due 12/21/2051	4,612
10,000	Energy Transfer L.P., 5.00%, due 5/15/2050	10,823
5,000	Entergy Texas, Inc., 3.55%, due 9/30/2049	5,048
10,000	Enterprise Products Operating LLC, 3.20%, due 2/15/2052	9,008
5,000	Exelon Corp., 4.70%, due 4/15/2050	5,926
10,000	Exxon Mobil Corp., 4.23%, due 3/19/2040	11,321
	Fox Corp.
5,000	5.48%, due 1/25/2039	6,048
5,000	5.58%, due 1/25/2049	6,303
5,000	Freeport-McMoRan, Inc., 5.45%, due 3/15/2043	5,881
5,000	General Motors Co., 5.00%, due 4/1/2035	5,634
5,000	Gilead Sciences, Inc., 4.75%, due 3/1/2046	5,993
15,000	Goldman Sachs Group, Inc., 4.02%, due 10/31/2038	16,225	(h)
5,000	HCA, Inc., 5.25%, due 6/15/2049	5,891
5,000	Healthpeak Properties, Inc., 2.88%, due 1/15/2031	5,020
5,000	Home Depot, Inc., 3.35%, due 4/15/2050	5,082
	JPMorgan Chase & Co.
5,000	3.33%, due 4/22/2052	5,031	(h)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Principal Amount		Value
$5,000	4.03%, due 7/24/2048	$5,523	(h)
10,000	5.40%, due 1/6/2042	12,797
10,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	11,901
5,000	Lockheed Martin Corp., 2.80%, due 6/15/2050	4,655
5,000	Lowe's Cos., Inc., 3.00%, due 10/15/2050	4,570
5,000	LYB Int'l Finance III LLC, 4.20%, due 5/1/2050	5,360
5,000	Magellan Midstream Partners L.P., 3.95%, due 3/1/2050	4,987
5,000	Masco Corp., 4.50%, due 5/15/2047	5,728
10,000	McDonald's Corp., 3.63%, due 9/1/2049	10,218
10,000	Merck & Co., Inc., 2.90%, due 12/10/2061	9,114
5,000	MetLife, Inc., 4.88%, due 11/13/2043	6,140
10,000	Micron Technology, Inc., 3.48%, due 11/1/2051	9,423
10,000	Microsoft Corp., 2.68%, due 6/1/2060	9,044
5,000	MidAmerican Energy Co., 4.25%, due 5/1/2046	5,741
	Morgan Stanley
5,000	4.30%, due 1/27/2045	5,739
10,000	4.38%, due 1/22/2047	11,642
5,000	MPLX L.P., 5.50%, due 2/15/2049	5,975
10,000	Nevada Power Co., Ser. EE, 3.13%, due 8/1/2050	9,389
5,000	Norfolk Southern Corp., 3.94%, due 11/1/2047	5,425
	Oracle Corp.
5,000	3.60%, due 4/1/2050	4,429
5,000	3.95%, due 3/25/2051	4,712
10,000	4.00%, due 7/15/2046	9,488
	Pacific Gas and Electric Co.
10,000	3.50%, due 8/1/2050	8,518
5,000	4.30%, due 3/15/2045	4,686
10,000	Pepsico, Inc., 2.75%, due 10/21/2051	9,482
10,000	Pfizer, Inc., 2.70%, due 5/28/2050	9,401
5,000	Public Service Co. of Colorado, 4.05%, due 9/15/2049	5,626
5,000	Raytheon Technologies Corp., 4.35%, due 4/15/2047	5,730
10,000	Royalty Pharma PLC, 2.20%, due 9/2/2030	9,259
10,000	salesforce.com, Inc., 2.70%, due 7/15/2041	9,422
	Southern California Edison Co.
5,000	Ser. 20A, 2.95%, due 2/1/2051	4,479
5,000	Ser. B, 4.88%, due 3/1/2049	5,661
10,000	Southwestern Public Service Co., 3.15%, due 5/1/2050	9,834
10,000	Starbucks Corp., 3.50%, due 11/15/2050	9,893
5,000	Sysco Corp., 6.60%, due 4/1/2050	7,292	(i)
	T-Mobile USA, Inc.
10,000	4.38%, due 4/15/2040	10,729
5,000	4.50%, due 4/15/2050	5,478
5,000	Union Pacific Corp., 3.80%, due 10/1/2051	5,428
5,000	United Technologies Corp., 4.50%, due 6/1/2042	5,784
5,000	UnitedHealth Group, Inc., 4.20%, due 1/15/2047	5,643
10,000	Upjohn, Inc., 3.85%, due 6/22/2040	9,981
	Verizon Communications, Inc.
5,000	3.40%, due 3/22/2041	4,951
5,000	3.70%, due 3/22/2061	5,012
10,000	4.13%, due 8/15/2046	10,899
10,000	ViacomCBS, Inc., 4.20%, due 5/19/2032	10,851
5,000	Virginia Electric and Power Co., 2.45%, due 12/15/2050	4,267
10,000	Walmart, Inc., 2.50%, due 9/22/2041	9,470
5,000	Walt Disney Co., 4.70%, due 3/23/2050	6,158
	Wells Fargo & Co.
10,000	3.07%, due 4/30/2041	9,646	(h)
5,000	5.01%, due 4/4/2051	6,405	(h)
		860,925
Total Corporate Bonds (Cost $1,036,283)		979,620

Number of Shares
Exchange-Traded Funds 16.0%
28,573	iShares Core International Aggregate Bond ETF (Cost $1,574,517)	1,537,227
Short-Term Investments 2.0%
Investment Companies 2.0%
190,568	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(j) (Cost $190,568)	190,568	(c)
Total Investments 98.9% (Cost $8,821,983)		9,485,269
Other Assets Less Liabilities 1.1%		105,722	(k)
Net Assets 100.0%		$9,590,991

*	Non-income producing security.
(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2022 amounted to $7,337, which represents 0.1% of net assets of the Fund.
(c)	All or a portion of this security is segregated in connection with obligations for written options, swaps, futures and/or forward foreign currency contracts with a total value of $416,594.
(d)	Rate shown was the discount rate at the date of purchase.
(e)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(f)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2022, these securities amounted to $15,331, which represents 0.2% of net assets of the Fund.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Step Security. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The rate shown was the current rate as of January 31, 2022.
(j)	Represents 7-day effective yield as of January 31, 2022.
(k)	Includes the impact of the Fund's open positions in derivatives at January 31, 2022.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Exchange-Traded Funds*	$1,537,227	16.0%
U.S. Treasury Obligations	814,045	8.5%
Software	439,233	4.6%
Banks	434,767	4.5%
Technology Hardware, Storage & Peripherals	365,607	3.8%
Pharmaceuticals	342,174	3.6%
Semiconductors & Semiconductor Equipment	268,375	2.8%
Capital Markets	236,485	2.5%
Oil, Gas & Consumable Fuels	221,506	2.3%
Insurance	217,796	2.3%
Interactive Media & Services	213,780	2.2%
IT Services	211,572	2.2%
Media	188,312	2.0%
Health Care Providers & Services	166,383	1.7%
Hotels, Restaurants & Leisure	128,932	1.3%
Life Sciences Tools & Services	128,099	1.3%
Food & Staples Retailing	127,015	1.3%
Food Products	123,587	1.3%
Chemicals	120,820	1.3%
Household Products	113,144	1.2%
Electric	112,803	1.2%
Biotechnology	112,097	1.2%
Metals & Mining	109,866	1.1%
Equity Real Estate Investment Trusts	108,235	1.1%
Specialty Retail	106,004	1.1%
Internet & Direct Marketing Retail	105,741	1.1%
Automobiles	102,056	1.1%
Beverages	101,738	1.1%
Diversified Telecommunication Services	95,489	1.0%
Road & Rail	93,518	1.0%
Communications Equipment	91,991	1.0%
Health Care Equipment & Supplies	86,972	0.9%
Textiles, Apparel & Luxury Goods	81,681	0.8%
Air Freight & Logistics	79,272	0.8%
Trading Companies & Distributors	76,639	0.8%
Multi-Utilities	74,965	0.8%
Telecommunications	72,630	0.7%
Machinery	71,114	0.7%
Electrical Equipment	69,605	0.7%
Professional Services	66,400	0.7%
Marine	62,974	0.7%
Real Estate Management & Development	62,741	0.6%
Oil & Gas	58,085	0.6%
Aerospace & Defense	55,196	0.6%
Auto Components	53,549	0.6%
Electric Utilities	53,505	0.5%
Diversified Financial Services	53,389	0.5%
Multiline Retail	49,376	0.5%
Household Durables	49,335	0.5%
Entertainment	47,656	0.5%
Pipelines	42,694	0.4%
Semiconductors	39,599	0.4%

Building Products	39,320	0.4%
Retail	39,233	0.4%
Wireless Telecommunication Services	36,837	0.4%
Distributors	28,018	0.3%
Industrial Conglomerates	27,891	0.3%
Health Care Technology	27,360	0.3%
Gas Utilities	24,765	0.3%
Agriculture	23,176	0.2%
Electronic Equipment, Instruments & Components	19,735	0.2%
Computers	17,002	0.2%
Transportation	16,640	0.2%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Real Estate Investment Trusts	15,616	0.2%
Building Materials	15,554	0.2%
Mortgage Real Estate Investment Trusts	14,625	0.2%
U.S. Government Agency Securities	14,026	0.2%
Food	12,995	0.1%
Healthcare - Services	11,534	0.1%
Water	11,097	0.1%
Construction Materials	10,229	0.1%
Construction & Engineering	8,487	0.1%
Containers & Packaging	8,422	0.1%
Paper & Forest Products	8,238	0.1%
Mining	5,881	0.1%
Auto Manufacturers	5,634	0.1%
Electrical Components & Equipment	4,612	0.0	%(a)
Personal Products	2,000	0.0	%(a)
Short-Term Investments and Other Assets-Net	296,290	3.1%
	$9,590,991	100.0%

(a)	Represents less than 0.05% of net assets of the Fund.
*	Each position is an Investment Company registered under the 1940 Act, as amended, and is not treated as an industry for purposes of the Fund’s policy on industry concentration. This represents the aggregate of all investment companies.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2022, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2022	2	MSCI Emerging Markets Index	$122,480	$4,224
3/2022	1	S&P 500 E-Mini Index	225,213	7,141
Total Long Positions			$347,693	$11,365
Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2022	1	Euro-Bund	$(189,987)	$6,213
3/2022	1	Euro-Buxl Bond, 30 Year	(228,397)	16,470
3/2022	1	S&P 500 E-Mini Index	(225,213)	(4,211)
3/2022	3	U.S. Treasury Note, 5 Year	(357,609)	1,254
3/2022	1	U.S. Treasury Ultra Bond	(188,938)	3,265
Total Short Positions			$(1,190,144)	$22,991
Total Futures				$34,356

At January 31, 2022, the Fund has $68,343 deposited in a segregated account to cover margin requirements on open futures..

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Forward foreign currency contracts ("forward FX contracts")

At January 31, 2022, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
803,880	BRL	145,000	USD	GSI	4/28/2022	$3,027
66,156,376	JPY	572,000	USD	GSI	2/14/2022	2,925
190,000	USD	21,620,100	JPY	GSI	2/14/2022	2,113
190,000	USD	21,627,510	JPY	GSI	2/14/2022	2,048
82,538	USD	98,319,061	KRW	GSI	2/25/2022	1,033
Total unrealized appreciation						$11,146

145,000	USD	129,812	EUR	GSI	4/26/2022	(1,136)
192,000	USD	22,163,904	JPY	GSI	2/14/2022	(613)
98,301,000	KRW	84,000	USD	GSI	2/25/2022	(2,510)
Total unrealized depreciation						$(4,259)
Total net unrealized appreciation						$6,887

Total return basket swap contracts ("total return basket swaps")

At January 31, 2022, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps - Long (b)

Counterparty	Reference Entity	Effective Variable Rate(d)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBDE	0.58%	0.50%	FEDL01	T/1M	6/2/2022	$167
GSI	GSCBNBDE	0.50%	0.45%	SOFR	T/1M	6/2/2022	122
GSI	GSCBNBRO	0.55%	0.45%	1M USD LIBOR	T/1M	2/20/2022	102
Total							$391

(a)  The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBDE
Apple Inc.	11	$6,964	$19	12.6%
Microsoft Corp.	5	5,864	16	10.6%
Amazon.com Inc.	—	3,211	9	5.8%
Johnson & Johnson	2	1,139	3	2.1%
UnitedHealth Group Inc.	1	1,130	3	2.0%
Procter & Gamble Co./The	2	1,002	3	1.8%
Home Depot Inc./The	1	985	3	1.8%
Visa Inc.	1	962	3	1.7%
Mastercard Inc.	1	857	2	1.5%
Pfizer Inc.	4	731	2	1.3%
Adobe Inc.	—	643	2	1.2%
AbbVie Inc.	1	607	2	1.1%
PepsiCo Inc.	1	601	2	1.1%
Coca-Cola Co./The	3	594	2	1.1%
Cisco Systems Inc./Delaware	3	591	2	1.1%
Thermo Fisher Scientific Inc.	—	590	2	1.1%
Accenture PLC	—	572	2	1.0%
Abbott Laboratories	1	570	2	1.0%
Costco Wholesale Corp.	—	568	2	1.0%
Verizon Communications Inc.	3	556	2	1.0%
salesforce.com Inc.	1	533	1	1.0%
Merck & Co Inc.	2	517	1	0.9%
PayPal Holdings Inc.	1	510	1	0.9%
Walmart Inc.	1	490	1	0.9%
McDonald's Corp.	1	490	1	0.9%
Eli Lilly & Co.	1	487	1	0.9%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBDE (cont’d)
Danaher Corp.	—	$459	$1	0.8%
AT&T Inc.	5	458	1	0.8%
Lowe's Cos Inc.	—	436	1	0.8%
Philip Morris International Inc.	1	402	1	0.7%
Oracle Corp.	1	394	1	0.7%
NextEra Energy Inc.	1	387	1	0.7%
Intuit Inc.	—	370	1	0.7%
Bristol-Myers Squibb Co.	2	367	1	0.7%
Medtronic PLC	1	352	1	0.6%
CVS Health Corp.	1	352	1	0.6%
Amgen Inc.	—	328	1	0.6%
International Business Machines Corp.	1	301	1	0.5%
Prologis Inc.	1	289	1	0.5%
ServiceNow Inc.	—	287	1	0.5%
Starbucks Corp.	1	285	1	0.5%
Target Corp.	—	280	1	0.5%
American Tower Corp.	—	277	1	0.5%
Anthem Inc.	—	276	1	0.5%
Booking Holdings Inc.	—	258	1	0.5%
Intuitive Surgical Inc.	—	256	1	0.5%
Altria Group Inc.	1	241	1	0.4%
Mondelez International Inc.	1	240	1	0.4%
Zoetis Inc.	—	239	1	0.4%
Automatic Data Processing Inc.	—	224	1	0.4%
Other Securities	43	15,906	42	28.8%
		$55,428	$155
Accrued Net Interest Receivable/(Payable)			12
			$167
GSCBNBDE
Apple Inc.	5	$3,062	$15	12.6%
Microsoft Corp.	2	2,578	13	10.6%
Amazon.com Inc.	—	1,411	7	5.8%
Johnson & Johnson	1	500	3	2.1%
UnitedHealth Group Inc.	—	497	2	2.0%
Procter & Gamble Co./The	1	440	2	1.8%
Home Depot Inc./The	—	433	2	1.8%
Visa Inc.	1	423	2	1.7%
Mastercard Inc.	—	377	2	1.5%
Pfizer Inc.	2	321	2	1.3%
Adobe Inc.	—	283	1	1.2%
AbbVie Inc.	1	267	1	1.1%
PepsiCo Inc.	1	264	1	1.1%
Coca-Cola Co./The	1	261	1	1.1%
Cisco Systems Inc./Delaware	1	260	1	1.1%
Thermo Fisher Scientific Inc.	—	259	1	1.1%
Accenture PLC	—	251	1	1.0%
Abbott Laboratories	1	251	1	1.0%
Costco Wholesale Corp.	—	250	1	1.0%
Verizon Communications Inc.	1	244	1	1.0%
salesforce.com Inc.	—	234	1	1.0%
Merck & Co. Inc.	1	227	1	0.9%
PayPal Holdings Inc.	—	224	1	0.9%
Walmart Inc.	1	215	1	0.9%
McDonald's Corp.	—	215	1	0.9%
Eli Lilly & Co.	—	214	1	0.9%
Danaher Corp.	—	202	1	0.8%
AT&T Inc.	2	201	1	0.8%
Lowe's Cos Inc.	—	192	1	0.8%
Philip Morris International Inc.	1	177	1	0.7%
Oracle Corp.	1	173	1	0.7%
NextEra Energy Inc.	1	170	1	0.7%
Intuit Inc.	—	162	1	0.7%
Bristol-Myers Squibb Co.	1	161	1	0.7%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBDE (cont’d)
Medtronic PLC	—	$155	$1	0.6%
CVS Health Corp.	—	155	1	0.6%
Amgen Inc.	—	144	1	0.6%
International Business Machines Corp.	—	132	1	0.5%
Prologis Inc.	—	127	1	0.5%
ServiceNow Inc.	—	126	1	0.5%
Starbucks Corp.	—	125	1	0.5%
Target Corp.	—	123	1	0.5%
American Tower Corp.	—	122	1	0.5%
Anthem Inc.	—	121	1	0.5%
Booking Holdings Inc.	—	114	1	0.5%
Intuitive Surgical Inc.	—	112	1	0.5%
Altria Group Inc.	1	106	1	0.4%
Mondelez International Inc.	1	105	—	0.4%
Zoetis Inc.	—	105	—	0.4%
Automatic Data Processing Inc.	—	99	—	0.4%
Other Securities	19	6,997	35	28.8%
		$24,367	$122
Accrued Net Interest Receivable/(Payable)			—
			$122
GSCBNBRO
Kohl's Corp.	7	$1,329	$6	5.1%
Wells Fargo & Co.	6	1,059	5	4.1%
Simon Property Group Inc.	2	1,022	4	3.9%
Kimco Realty Corp.	12	990	4	3.8%
Zions Bancorp NA	4	980	4	3.8%
CBRE Group Inc.	3	938	4	3.6%
Regency Centers Corp.	4	860	4	3.3%
Textron Inc.	4	844	4	3.2%
Nordstrom Inc.	10	783	3	3.0%
UDR Inc.	4	775	3	3.0%
Federal Realty Investment Trust	2	771	3	3.0%
Equity Residential	3	770	3	3.0%
Prudential Financial Inc.	2	758	3	2.9%
Loews Corp.	4	751	3	2.9%
Marriott International Inc./MD	1	742	3	2.9%
Essex Property Trust Inc.	1	741	3	2.9%
General Electric Co.	2	729	3	2.8%
Host Hotels & Resorts Inc.	12	712	3	2.7%
Huntington Bancshares Inc./OH	14	701	3	2.7%
PVH Corp.	2	688	3	2.6%
US Bancorp.	3	669	3	2.6%
Ralph Lauren Corp.	2	667	3	2.6%
Raytheon Technologies Corp.	2	657	3	2.5%
SL Green Realty Corp.	3	650	3	2.5%
Boston Properties Inc.	2	649	3	2.4%
Carnival Corp.	9	633	3	2.4%
Alaska Air Group Inc.	3	626	3	2.4%
Royal Caribbean Cruises Ltd.	2	595	3	2.3%
American Airlines Group Inc.	11	595	3	2.3%
Norwegian Cruise Line Holdings Ltd.	8	578	3	2.2%
Delta Air Lines Inc.	4	567	2	2.2%
United Airlines Holdings Inc.	4	565	2	2.2%
Vornado Realty Trust	4	542	2	2.1%
Boeing Co./The	1	539	2	2.1%
Southwest Airlines Co.	3	507	2	2.0%
		$25,982	$111
Accrued Net Interest Receivable/(Payable)			(9)
			$102
Total Return Basket Swaps — Long, at value			$391

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Over-the-counter total return basket swaps - Short (c)

Counterparty	Reference Entity	Effective Variable Rate(d)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBST	0.10%	—%	1M USD LIBOR	1M/T	2/22/2022	$3,237
GSI	GSSBCYCL	0.08%	—%	FEDL01	1M/T	6/2/2022	772
GSI	GSSBCYCL	0.05%	—%	SOFR	1M/T	6/2/2022	(464)
Total							$3,545

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBST
CVS Health Corp.	(3)	$(768)	$108	3.3%
General Mills Inc.	(4)	(721)	102	3.1%
NetEase Inc.	(3)	(711)	100	3.1%
Constellation Brands Inc.	(1)	(681)	96	3.0%
Costco Wholesale Corp.	(1)	(675)	95	2.9%
Keurig Dr Pepper Inc.	(7)	(669)	94	2.9%
Advanced Micro Devices Inc.	(2)	(668)	94	2.9%
Zynga Inc.	(30)	(662)	93	2.9%
STERIS PLC	(1)	(644)	91	2.8%
Conagra Brands Inc.	(8)	(643)	91	2.8%
Take-Two Interactive Software Inc.	(2)	(638)	90	2.8%
Campbell Soup Co.	(6)	(635)	89	2.8%
Akamai Technologies Inc.	(2)	(629)	89	2.7%
Kellogg Co.	(4)	(622)	88	2.7%
Clorox Co./The	(1)	(613)	86	2.7%
Activision Blizzard Inc.	(3)	(613)	86	2.7%
Verizon Communications Inc.	(5)	(603)	85	2.6%
Citrix Systems Inc.	(2)	(593)	84	2.6%
Walmart Inc.	(2)	(589)	83	2.6%
Kroger Co./The	(5)	(584)	82	2.6%
Dollar General Corp.	(1)	(579)	82	2.5%
AT&T Inc.	(9)	(573)	81	2.5%
Electronic Arts Inc.	(2)	(571)	80	2.5%
Intel Corp.	(5)	(567)	80	2.5%
Target Corp.	(1)	(559)	79	2.4%
salesforce.com Inc.	(1)	(550)	77	2.4%
Domino's Pizza Inc.	(1)	(542)	76	2.4%
Amazon.com Inc.	—	(527)	74	2.3%
BJ's Wholesale Club Holdings Inc.	(3)	(513)	72	2.2%
Spotify Technology SA	(1)	(487)	69	2.1%
RingCentral Inc.	(1)	(464)	65	2.0%
Charter Communications Inc.	—	(463)	65	2.0%
Netflix Inc.	—	(438)	62	1.9%
Shopify Inc.	—	(402)	57	1.8%
Fastly Inc.	(6)	(398)	56	1.7%
Twitter Inc.	(4)	(374)	53	1.6%
Teladoc Health Inc.	(2)	(340)	48	1.5%
Zoom Video Communications Inc.	(1)	(325)	46	1.4%
Altice USA Inc.	(9)	(320)	45	1.4%
Roku Inc.	(1)	(303)	43	1.3%
DocuSign Inc.	(1)	(277)	39	1.2%
Interactive Brokers Group Inc.	(2)	(263)	37	1.1%
Peloton Interactive Inc.	(3)	(174)	24	0.8%
		$(22,970)	$3,236
Accrued Net Interest Receivable/(Payable)			1
			$3,237
GSSBCYCL
Alphabet Inc.	—	$(2,840)	$40	5.2%
Tesla Inc.	(1)	(2,631)	37	4.8%
Meta Platforms Inc.	(2)	(2,614)	37	4.8%
Berkshire Hathaway Inc.	(2)	(2,184)	31	4.0%
NVIDIA Corp.	(2)	(2,131)	30	3.9%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSSBCYCL (cont’d)
JPMorgan Chase & Co.	(3)	$(1,623)	$23	3.0%
Bank of America Corp.	(7)	(1,247)	18	2.3%
Exxon Mobil Corp.	(4)	(1,162)	16	2.1%
WALT DISNEY CO./THE	(2)	(929)	13	1.7%
Chevron Corp.	(2)	(917)	13	1.7%
Broadcom Inc.	(1)	(826)	12	1.5%
Comcast Corp.	(4)	(801)	11	1.5%
Wells Fargo & Co.	(4)	(795)	11	1.5%
Intel Corp.	(4)	(698)	10	1.3%
QUALCOMM Inc.	(1)	(693)	10	1.3%
Netflix Inc.	—	(663)	9	1.2%
NIKE Inc.	(1)	(659)	9	1.2%
Linde PLC	(1)	(588)	8	1.1%
Union Pacific Corp.	(1)	(586)	8	1.1%
Texas Instruments Inc.	(1)	(576)	8	1.1%
Morgan Stanley	(1)	(554)	8	1.0%
Honeywell International Inc.	(1)	(519)	7	1.0%
United Parcel Service Inc.	(1)	(512)	7	0.9%
Raytheon Technologies Corp.	(1)	(493)	7	0.9%
Citigroup Inc.	(2)	(486)	7	0.9%
Advanced Micro Devices Inc.	(1)	(485)	7	0.9%
Charles Schwab Corp./The	(1)	(469)	7	0.9%
ConocoPhillips	(1)	(437)	6	0.8%
Applied Materials Inc.	(1)	(433)	6	0.8%
American Express Co.	(1)	(426)	6	0.8%
Deere & Co.	—	(419)	6	0.8%
BlackRock Inc.	—	(411)	6	0.8%
Caterpillar Inc.	(1)	(395)	6	0.7%
Boeing Co./The	(1)	(392)	6	0.7%
General Electric Co.	(1)	(372)	5	0.7%
S&P Global Inc.	—	(357)	5	0.7%
3M Co.	(1)	(344)	5	0.6%
Lockheed Martin Corp.	—	(339)	5	0.6%
Chubb Ltd.	—	(319)	4	0.6%
Micron Technology Inc.	(1)	(315)	4	0.6%
PNC Financial Services Group Inc./The	—	(312)	4	0.6%
Analog Devices Inc.	(1)	(308)	4	0.6%
Truist Financial Corp.	(1)	(306)	4	0.6%
Charter Communications Inc.	—	(300)	4	0.5%
Ford Motor Co.	(4)	(297)	4	0.5%
Lam Research Corp.	—	(295)	4	0.5%
CME Group Inc.	—	(295)	4	0.5%
US Bancorp.	(1)	(283)	4	0.5%
CSX Corp.	(2)	(283)	4	0.5%
Marsh & McLennan Cos Inc.	—	(276)	4	0.5%
Other Securities	(62)	(17,984)	256	32.7%
		$(54,579)	$770
Accrued Net Interest Receivable/(Payable)			2
			$772
GSSBCYCL
Alphabet Inc.	—	$(1,286)	(24)	5.2%
Tesla Inc.	—	(1,191)	(22)	4.8%
Meta Platforms Inc.	(1)	(1,183)	(22)	4.8%
Berkshire Hathaway Inc.	(1)	(989)	(19)	4.0%
NVIDIA Corp.	(1)	(965)	(18)	3.9%
JPMorgan Chase & Co.	(1)	(735)	(14)	3.0%
Bank of America Corp.	(3)	(565)	(11)	2.3%
Exxon Mobil Corp.	(2)	(526)	(10)	2.1%
Walt Disney Co./The	(1)	(420)	(8)	1.7%
Chevron Corp.	(1)	(415)	(8)	1.7%
Broadcom Inc.	—	(374)	(7)	1.5%
Comcast Corp.	(2)	(363)	(7)	1.5%
Wells Fargo & Co.	(2)	(360)	(7)	1.5%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSSBCYCL (cont’d)
Intel Corp.	(2)	$(316)	$(6)	1.3%
QUALCOMM Inc.	(1)	(314)	(6)	1.3%
Netflix Inc.	—	(300)	(6)	1.2%
NIKE Inc.	(1)	(298)	(6)	1.2%
Linde PLC	—	(266)	(5)	1.1%
Union Pacific Corp.	—	(265)	(5)	1.1%
Texas Instruments Inc.	—	(261)	(5)	1.1%
Morgan Stanley	(1)	(251)	(5)	1.0%
Honeywell International Inc.	—	(235)	(4)	1.0%
United Parcel Service Inc.	—	(232)	(4)	0.9%
Raytheon Technologies Corp.	(1)	(223)	(4)	0.9%
Citigroup Inc.	(1)	(220)	(4)	0.9%
Advanced Micro Devices Inc.	(1)	(220)	(4)	0.9%
Charles Schwab Corp./The	(1)	(213)	(4)	0.9%
ConocoPhillips	(1)	(198)	(4)	0.8%
Applied Materials Inc.	—	(196)	(4)	0.8%
American Express Co.	—	(193)	(4)	0.8%
Deere & Co.	—	(190)	(4)	0.8%
BlackRock Inc.	—	(186)	(3)	0.8%
Caterpillar Inc.	—	(179)	(3)	0.7%
Boeing Co./The	—	(177)	(3)	0.7%
General Electric Co.	(1)	(168)	(3)	0.7%
S&P Global Inc.	—	(162)	(3)	0.7%
3M Co.	—	(156)	(3)	0.6%
Lockheed Martin Corp.	—	(153)	(3)	0.6%
Chubb Ltd	—	(144)	(3)	0.6%
Micron Technology Inc.	—	(143)	(3)	0.6%
PNC Financial Services Group Inc./The	—	(141)	(3)	0.6%
Analog Devices Inc.	—	(139)	(3)	0.6%
Truist Financial Corp.	(1)	(139)	(3)	0.6%
Charter Co.mmunications Inc.	—	(136)	(2)	0.5%
Ford Motor Co.	(2)	(134)	(2)	0.5%
Lam Research Corp.	—	(134)	(2)	0.5%
CME Group Inc.	—	(133)	(2)	0.5%
US Bancorp	(1)	(128)	(2)	0.5%
CSX Corp.	(1)	(128)	(2)	0.5%
Marsh & McLennan Cos Inc.	—	(125)	(2)	0.5%
Other Securities	(27)	(8,141)	(153)	32.7%
		$(24,709)	$(464)
Accrued Net Interest Receivable/(Payable)			—
			$(464)
Total Return Basket Swaps — Short, at value			$3,545

(b)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity. The receipts may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.
(c)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The receipts may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.
(d)	Effective rate at January 31, 2022.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Total return swap contracts ("total return swaps")

At January 31, 2022 the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	iShares 20+ Year Treasury Bond	USD	48,128	7/29/2022	0.38%	0.46%	FEDL01	T/1M	8	—	8
Total									$8	$—	$8

Over-the-counter total return swaps - Short (b)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares TIPS Bond ETF	USD	(121,225)	7/12/2022	(0.27)%	(0.32)%	SOFR	1M/T	(481)	12	(469)
Total									$(481)	$12	$(469)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.
(c)	Effective rate at January 31, 2022.

Written option contracts ("options written")

At January 31, 2022, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Put
iShares 20+ Year Treasury Bond (a)	16	$(227,824)	$141	6/17/2022	$(8,217)
Total put options written (premium received $8,640)					$(8,217)

(a) Over-the-counter option. Counterparty is GSI

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks
Australia	$—	$122,112	$—	$122,112
Austria	—	12,464	—	12,464
Belgium	—	8,916	—	8,916
China	—	7,120	—	7,120
Denmark	—	67,442	—	67,442
Finland	—	43,614	—	43,614
France	—	188,468	—	188,468
Germany	—	155,377	—	155,377
Hong Kong	—	38,097	—	38,097
Israel	—	15,015	—	15,015
Italy	—	22,855	—	22,855
Japan	—	399,544	—	399,544
Netherlands	—	82,185	—	82,185
Norway	—	27,485	—	27,485
Russia	—	6,227	—	6,227
Singapore	—	21,736	—	21,736
South Africa	—	43,997	—	43,997
Spain	—	43,701	—	43,701
Sweden	—	35,218	—	35,218
Switzerland	—	177,675	—	177,675
United Kingdom	49,600	130,188	—	179,788
United States	4,025,304	30,200	—	4,055,504
Other Common Stocks(a)	195,243	—	—	195,243
Total Common Stocks	4,270,147	1,679,636	—	5,949,783
U.S. Treasury Obligations	—	814,045	—	814,045
U.S. Government Agency Securities	—	14,026	—	14,026
Corporate Bonds(a)	—	979,620	—	979,620
Exchange-Traded Funds	1,537,227	—	—	1,537,227
Short-Term Investments	—	190,568	—	190,568
Total Investments	$5,807,374	$3,677,895	$—	$9,485,269

(a) The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$38,567	$—	$—	$38,567
Liabilities	(4,211)	—	—	(4,211)
Forward FX Contracts(a)
Assets	—	11,146	—	11,146
Liabilities	—	(4,259)	—	(4,259)
Swaps
Assets	—	4,408	—	4,408
Liabilities	—	(933)	—	(933)
Written Options
Liabilities	—	(8,217)	—	(8,217)
Total	$34,356	$2,145	$—	$36,501

(a) Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) January 31, 2022

Number of Shares		Value

Long Positions 105.3%
Common Stocks 78.9%
Aerospace & Defense 0.3%
129,200	Airbus SE	$16,497,964	*(a)
Air Freight & Logistics 0.6%
137,200	FedEx Corp.	33,731,992
Banks 2.3%
675,408	Citigroup, Inc.	43,982,569	(b)
525,540	JPMorgan Chase & Co.	78,095,244
		122,077,813
Beverages 1.6%
2,323,848	Keurig Dr Pepper, Inc.	88,190,032	(b)

Capital Markets 4.7%
1,690,099	Apollo Global Management, Inc.	118,306,930	(b)
23,758	BlackRock, Inc.	19,551,409	(b)
850,854	Brookfield Asset Management, Inc. Class A	46,882,055
298,500	CME Group, Inc.	68,505,750	(b)
		253,246,144
Chemicals 2.4%
176,908	Air Products & Chemicals, Inc.	49,909,285	(b)
813,969	Ashland Global Holdings, Inc.	78,173,583
		128,082,868
Commercial Services & Supplies 2.1%
2,298,334	LegalZoom.com, Inc.	36,497,544	*(c)
502,185	Waste Management, Inc.	75,548,711
		112,046,255
Computers 0.1%
359,091	Arctic Wolf Networks, Inc.	3,950,001	*(d)(e)(p)
Containers & Packaging 0.5%
132,545	Avery Dennison Corp.	27,227,394
Diversified Consumer Services 0.1%
192,000	European Wax Center, Inc. Class A	4,692,480	*
Diversified Financial Services 0.8%
1,158,839	Equitable Holdings, Inc.	38,983,344
1,800,000	Sunlight Financial Holdings, Inc.	5,292,000
		44,275,344
Diversified Telecommunication Services 0.2%
472,631	Frontier Communications Parent, Inc.	12,600,342	*
Electric Utilities 2.3%
1,599,679	NextEra Energy, Inc.	124,966,923	(b)
Electrical Equipment 0.8%
1,243,410	nVent Electric PLC	43,009,552

Electronic Equipment, Instruments & Components 2.6%
357,800	Amphenol Corp. Class A	28,477,302
241,389	CDW Corp.	45,634,591
445,429	TE Connectivity Ltd.	63,700,801
		137,812,694
Entertainment 1.6%
729,467	Activision Blizzard, Inc.	57,635,188	(b)
151,938	Spotify Technology SA	29,819,352	*
		87,454,540
Equity Real Estate Investment Trusts 0.6%
99,815	SBA Communications Corp.	32,483,794	(b)
Food & Staples Retailing 1.2%
40,100	Costco Wholesale Corp.	20,255,713	(b)
327,001	Walmart, Inc.	45,718,010	(b)
		65,973,723
Food Products 1.4%
561,844	Lamb Weston Holdings, Inc.	36,076,003	(b)
456,374	Mondelez Int'l, Inc. Class A	30,590,749	(b)
1,000,000	Whole Earth Brands, Inc.	9,480,000
		76,146,752
Health Care Equipment & Supplies 1.3%
72,741	Becton, Dickinson & Co.	18,486,398
512,282	Medtronic PLC	53,016,064	(b)
		71,502,462
Health Care Providers & Services 1.6%
184,163	UnitedHealth Group, Inc.	87,029,909	(b)
Hotels, Restaurants & Leisure 3.2%
843,426	First Watch Restaurant Group, Inc.	12,685,127	*
194,769	Marriott Int'l, Inc. Class A	31,381,181	*
418,224	McDonald's Corp.	108,508,217	(b)
748,702	Sweetgreen, Inc. Class A	21,315,546	*(p)(d)
		173,890,071
Household Products 0.8%
257,466	Procter & Gamble Co.	41,310,420	(b)
Interactive Media & Services 4.2%
47,748	Alphabet, Inc. Class A	129,209,430	*(b)
314,527	Meta Platforms, Inc. Class A	98,528,728	*(b)
		227,738,158
Internet & Direct Marketing Retail 3.5%
51,295	Amazon.com, Inc.	153,447,454	*(b)
787,197	Chewy, Inc. Class A	37,478,449	*(b)(c)
		190,925,903
IT Services 3.8%
346,168	Fidelity National Information Services, Inc.	41,512,467	(b)
125,439	Mastercard, Inc. Class A	48,467,121	(b)
170,389	Okta, Inc.	33,718,279	*(b)
1,041,501	Repay Holdings Corp.	18,632,453	*
288,513	Visa, Inc. Class A	65,252,985	(b)
		207,583,305
Life Sciences Tools & Services 0.8%
74,800	Thermo Fisher Scientific, Inc.	43,481,240
Multi-Utilities 1.2%
1,315,200	CenterPoint Energy, Inc.	37,299,072	(b)
306,283	WEC Energy Group, Inc.	29,721,702	(b)
		67,020,774

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Number of Shares		Value
Oil, Gas & Consumable Fuels 1.8%
380,672	Chevron Corp.	$49,993,654	(b)
1,067,429	Enbridge, Inc.	45,120,224	(b)
329	Venture Global LNG, Inc. Ser. C	2,873,157	*(d)(e)(p)
		97,987,035
Pharmaceuticals 0.6%
180,300	Johnson & Johnson	31,063,887	(b)
Professional Services 3.8%
2,037,012	Dun & Bradstreet Holdings, Inc.	40,862,461	*
306,074	Equifax, Inc.	73,384,302
760,856	IHS Markit Ltd.	88,860,372	(b)
		203,107,135
Road & Rail 2.2%
958,086	Uber Technologies, Inc.	35,832,416	*
344,900	Union Pacific Corp.	84,345,295	(b)
		120,177,711
Semiconductors & Semiconductor Equipment 1.1%
241,696	Analog Devices, Inc.	39,630,893
29,397	ASML Holding NV	19,907,648	(b)
		59,538,541
Software 13.0%
143,114	Adobe, Inc.	76,465,810	*(b)
793,909	Anaplan, Inc.	38,329,927	*(b)
540,431	AvidXchange Holdings, Inc.	5,598,865	*
1,362,980	AvidXchange Holdings, Inc.	13,575,281	*(d)(p)
534,065	DoubleVerify Holdings, Inc.	14,772,238	*
179,381	Grammarly, Inc.	4,701,917	*(d)(e)(p)
512,177	Microsoft Corp.	159,276,803	(b)
2,059,403	Paycor HCM, Inc.	53,420,914	*
480,516	salesforce.com, Inc.	111,782,437	*(b)
121,998	ServiceNow, Inc.	71,463,988	*(b)
421,706	Splunk, Inc.	52,257,808	*(b)
339,489	Workday, Inc. Class A	85,894,112	*(b)
180,101	Zendesk, Inc.	17,741,749	*
		705,281,849
Specialty Retail 6.7%
237,686	Asbury Automotive Group, Inc.	38,260,315	*
2,128,538	Fanatics Holdings, Inc. Class A	144,400,018	*(d)(e)(p)
734,907	Gap, Inc.	13,279,770	(b)
153,055	Home Depot, Inc.	56,168,124	(b)
1,556,594	TJX Cos., Inc.	112,028,070
		364,136,297
Technology Hardware, Storage & Peripherals 2.4%
733,841	Apple, Inc.	128,260,730	(b)
Textiles, Apparel & Luxury Goods 0.4%
136,090	NIKE, Inc. Class B	20,150,846	(b)

Number of Units
Holding Companies - Diversified 0.2%
1,082,400	Independence Holdings Corp. (Cost $10,824,000)	10,596,696	*(o)
Total Common Stocks (Cost $3,170,886,853)		4,265,249,576
Preferred Stocks 1.0%
Capital Markets 0.1%
82,110	Savage X, Inc. Ser. C	3,949,983	*(d)(e)(p)
Internet 0.4%
23,000	Fabletics LLC	23,000,000	*(d)(e)(p)
IT Services 0.3%
959,038	Cybereason, Inc. Ser. F	4,750,000	*(d)(e)(p)
658,071	Druva, Inc. Ser. 4	6,167,968	*(d)(e)(p)
480,112	Druva, Inc. Ser. 5	4,499,994	*(d)(e)(p)
		15,417,962
Software 0.2%
55,626	Grammarly, Inc. Ser. 3	1,458,063	*(d)(e)(p)
78,686	Signifyd, Inc. Ser. A	1,966,363	*(d)(e)(p)
180,619	Signifyd, Inc. Ser. Seed	4,511,863	*(d)(e)(p)
325,371	Videoamp, Inc. Ser. F1	5,135,005	*(d)(e)(p)
		13,071,294
Total Preferred Stocks (Cost $54,222,619)		55,439,239

Principal Amount
Loan Assignment(f) 0.5%
Leisure Goods - Activities - Movies 0.5%
25,000,000	OneSpa World, LLC, Second Lien Term Loan, (3M USD LIBOR +7.50%) 7.77%, due 3/18/2027 (Cost $24,562,457)	25,500,000	(d)(e)(p)
Corporate Bonds 1.6%
Electric 0.0%(g)
937,000	Wisconsin Energy Corp., (3M USD LIBOR + 2.11%), 2.27%, due 5/15/2067	855,013	(b)(f)
Gas 0.1%
6,860,000	Rockpoint Gas Storage Canada Ltd., 7.00%, due 3/31/2023	6,860,000	(b)(h)
Internet 0.0%(g)
2,205,000	Uber Technologies, Inc., 6.25%, due 1/15/2028	2,287,687	(b)(h)
Miscellaneous Manufacturer 0.8%
	Anagram International, Inc./Anagram Holdings LLC
23,641,499	10.00% Cash & 5.00% PIK, due 8/15/2025	26,242,065	(h)(i)
15,749,491	5.00% Cash & 5.00% PIK, due 8/15/2026	16,458,218	(h)(i)
		42,700,283
Retail 0.5%
27,199,035	Party City Holdings, Inc., (6M USD LIBOR + 5.00%, Floor 5.75%), 5.75%, due 7/15/2025	25,159,107	(b)(f)(h)
Specialty Retail 0.2%
10,000,000	Petsmart, Inc./Petsmart Finance Corp., 7.75%, due 2/15/2029	10,727,300	(b)(h)
Total Corporate Bonds (Cost $54,168,937)		88,589,390

Number of Units
Master Limited Partnerships and Limited Partnerships 2.1%
Multi-Utilities 0.8%
755,300	Brookfield Infrastructure Partners L.P.	44,592,912	(b)
Oil, Gas & Consumable Fuels 1.3%
2,886,459	Enterprise Products Partners L.P.	68,235,891	(b)
Total Master Limited Partnerships and Limited Partnerships (Cost $85,629,476)		$112,828,803

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Number of Shares
Warrants 0.1%
Diversified Consumer Services 0.1%
52,600	OneSpaWorld Holdings Ltd. Expires 3/19/2024	158,326	*
653,334	OneSpaWorld Holdings Ltd. Expires 6/12/2025	3,534,537	*(d)(n)
		3,692,863
Food Products 0.0%(g)
701,800	Whole Earth Brands, Inc. Expires 6/25/2025	561,440	*
301,400	Whole Earth Brands, Inc. Expires 6/25/2025	241,120	*
		802,560
Total Warrants (Cost $433,413)		4,495,423
Total Purchased Options(j)0.0%(g) (Cost $1,991,893)		1,791,160
Short-Term Investments 21.1%
Investment Companies 21.1%
1,104,807,647	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(k)	1,104,807,647	(a)
34,744,021	State Street Navigator Securities Lending Government Money Market Portfolio, 0.04%(k)	34,744,021	(l)
Total Short-Term Investments (Cost $1,139,551,668)		1,139,551,668
Total Long Positions (105.3%) (Cost $4,531,447,316)		5,693,445,259
Short Positions ((12.5)%
Common Stocks Sold Short (10.5)%
Air Freight & Logistics (0.2)%
(91,300)	Expeditors Int'l of Washington, Inc.	(10,452,024)
Automobiles (0.4)%
(351,648)	Lucid Group, Inc.	(10,334,935	)*
(12,750)	Tesla, Inc.	(11,943,180	)*
		(22,278,115)
Building Products (0.3)%
(33,000)	A O Smith Corp.	(2,521,860)
(200,796)	Masco Corp.	(12,716,411)
		(15,238,271)
Capital Markets (0.3)%
(498,300)	Franklin Resources, Inc.	(15,930,651)
Consumer Finance (0.3)%
(1,205,940)	SoFi Technologies, Inc.	(15,050,131	)*
Electric Utilities (0.2)%
(143,900)	Southern Co.	(9,999,611)
Equity Real Estate Investment Trusts (0.5)%
(349,900)	Iron Mountain, Inc.	(16,067,408)
(98,380)	Lamar Advertising Co. Class A	(10,896,569)
		(26,963,977)
Food & Staples Retailing (0.5)%
(327,858)	Kroger Co.	(14,291,330)
(468,302)	Sprouts Farmers Market, Inc.	(12,709,716	)*
		(27,001,046)
Food Products (0.9)%
(258,906)	B&G Foods, Inc.	(8,051,976)
(608,401)	Campbell Soup Co.	(26,842,652)
(317,073)	Hain Celestial Group, Inc.	(11,582,677	)*
		(46,477,305)
Health Care Equipment & Supplies (0.1)%
(11,723)	Dexcom, Inc.	(5,046,517	)*
(106,576)	Figs, Inc. Class A	(2,395,828	)*
		(7,442,345)
Hotels, Restaurants & Leisure (0.2)%
(231,916)	Dutch Bros, Inc. Class A	(12,094,419	)*

Household Durables (0.4)%
(205,438)	La-Z-Boy, Inc.	(7,541,629)
(59,696)	TopBuild Corp.	(13,888,274	)*
		(21,429,903)
Household Products (0.4)%
(206,149)	Church & Dwight Co., Inc.	(21,161,195)

Industrial Conglomerates (0.3)%
(104,283)	3M Co.	(17,313,064)
Insurance (0.3)%
(558,523)	Lemonade, Inc.	(17,833,639	)*

Interactive Media & Services (0.1)%
(271,289)	fuboTV, Inc.	(2,913,644	)*

Internet & Direct Marketing Retail (0.1)%
(46,748)	Shutterstock, Inc.	(4,533,154)

IT Services (1.2)%
(165,526)	Affirm Holdings, Inc.	(10,605,251	)*
(92,000)	Automatic Data Processing, Inc.	(18,967,640)
(53,089)	Cloudflare, Inc. Class A	(5,117,779	)*
(1,549,903)	Western Union Co.	(29,308,666)
		(63,999,336)
Media (0.1)%
(223,270)	Interpublic Group of Cos., Inc.	(7,935,016)
Multi-Utilities (0.5)%
(343,968)	Consolidated Edison, Inc.	(29,736,034)
Multiline Retail (0.3)%
(67,819)	Dollar General Corp.	(14,138,905)
Oil, Gas & Consumable Fuels (0.3)%
(561,734)	APA Corp.	(18,655,186)
Software (1.9)%
(63,285)	Asana, Inc. Class A	(3,321,197	)*
(26,889)	Crowdstrike Holdings, Inc. Class A	(4,857,229	)*
(122,000)	Guidewire Software, Inc.	(12,302,480	)*
(152,575)	Oracle Corp.	(12,382,987)
(27,191)	Paycom Software, Inc.	(9,117,142	)*
(47,305)	Paylocity Holding Corp.	(9,649,274	)*
(237,324)	Sailpoint Technologies Holdings, Inc.	(9,182,066	)*
(180,000)	SAP SE ADR	(22,537,800)
(94,874)	SentinelOne, Inc. Class A	(4,245,611	)*

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Number of Shares		Value
(53,343)	Zoom Video Communications, Inc. Class A	$(8,229,758	)*
(16,909)	Zscaler, Inc.	(4,347,473	)*
		(100,173,017)
Specialty Retail (0.7)%
(61,655)	AutoNation, Inc.	(6,720,395	)*
(23,999)	Burlington Stores, Inc.	(5,686,083	)*
(83,074)	CarMax, Inc.	(9,235,337	)*
(39,842)	GameStop Corp. Class A	(4,339,989	)*
(435,799)	Sally Beauty Holdings, Inc.	(7,482,669	)*
(391,952)	Vroom, Inc.	(3,143,455	)*
		(36,607,928)
Total Common Stocks Sold Short (Proceeds $(589,523,504))		(565,357,916)

Principal Amount
Corporate Bonds Sold Short (0.9)%
Lodging (0.1)%
(7,000,000)	Boyd Gaming Corp., 4.75%, due 12/1/2027	(6,998,320)
Media (0.5)%
(5,000,000)	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	(5,011,650	)(h)
(5,000,000)	Entercom Media Corp., 6.50%, due 5/1/2027	(4,771,300	)(h)
(10,000,000)	iHeartCommunications, Inc., 8.38%, due 5/1/2027	(10,485,950)
(6,000,000)	Univision Communications, Inc., 5.13%, due 2/15/2025	(6,060,000	)(h)
		(26,328,900)
Retail (0.3)%
(5,000,000)	Macy's Retail Holdings LLC, 5.88%, due 4/1/2029	(5,112,500	)(h)
(10,000,000)	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/1/2025	(10,171,875)
		(15,284,375)
Total Corporate Bonds Sold Short (Proceeds $(47,226,210))		(48,611,595)

Number of Shares
Exchange-Traded Funds Sold Short (1.1)%
(178,300)	iShares iBoxx $ Investment Grade Corporate Bond ETF	(22,779,608)
(482,887)	SPDR S&P Retail ETF	(39,466,355)
Total Exchange-Traded Funds Sold Short (Proceeds $(64,401,632))		(62,245,963)
Total Short Positions (Proceeds $(701,151,346))		(676,215,474)

Total Investments 92.8% (Cost $3,830,295,970)		5,017,229,785
Other Assets Less Liabilities 7.2%		388,282,339 (m)

Net Assets 100.0%		$5,405,512,124

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short, options written, swaps and/or futures with a total value of $1,113,388,759.
(b)	All or a portion of this security is pledged as collateral for options written.
(c)	The security or a portion of this security is on loan at January 31, 2022. Total value of all such securities at January 31, 2022 amounted to $36,554,758 for the Fund.
(d)	Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $275,289,696, which represents 5.1% of net assets of the Fund.
(e)	Value determined using significant unobservable inputs.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2022 and changes periodically.
(g)	Represents less than 0.05% of net assets of the Fund.
(h)	Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2022, these securities amounted to $87,734,377 of long positions and $(20,955,450) of short positions, which represents 1.6% and (0.4)%, respectively, of net assets of the Fund.
(i)	Payment-in-kind (PIK) security.
(j)	See “Purchased option contracts” under Derivative Instruments.
(k)	Represents 7-day effective yield as of January 31, 2022.
(l)	Represents investment of cash collateral received from securities lending.
(m)	Includes the impact of the Fund's open positions in derivatives at January 31, 2022.
(n)	Security acquired via a PIPE transaction.
(o)	Affiliated company (see Note § below).
(p)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

At January 31, 2022, these securities amounted to $271,755,159, which represents 5.0% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 1/31/2022	Fair Value Percentage of Net Assets as of 1/31/2022
Arctic Wolf Networks, Inc.	12/31/2021	$3,950,001	0.1%	$3,950,001	0.1%
AvidXchange, Inc.	4/7/2020	16,700,594	0.6%	13,575,281	0.3%
Cybereason, Inc. (Ser. F Preferred Shares)	7/19/2021	4,750,000	0.1%	4,750,000	0.1%
Druva, Inc. (Ser. 4 Preferred Shares)	6/14/2019	3,429,998	0.1%	6,167,968	0.1%
Druva, Inc. (Ser. 5 Preferred Shares)	4/1/2021	4,500,000	0.1%	4,499,994	0.1%
Fabletics LLC	1/10/2022	23,000,000	0.4%	23,000,000	0.4%
Fanatics Holdings, Inc.	8/13/2020	35,900,005	1.0%	140,859,245	2.6%
Fanatics Holdings, Inc.	4/29/2021	1,819,970	0.0%	3,540,773	0.1%
Grammarly, Inc.	12/23/2021	2,412,019	0.0%	2,412,019	0.0%
Grammarly, Inc.	1/24/2022	2,289,898	0.0%	2,289,898	0.0%
Grammarly, Inc. (Ser. 3 Preferred Shares)	12/23/2021	747,957	0.0%	747,957	0.0%
Grammarly, Inc. (Ser. 3 Preferred Shares)	1/24/2022	710,107	0.0%	710,106	0.0%
OneSpaWorld, LLC, Second Lien Term Loan	3/19/2019	24,562,500	0.9%	25,500,000	0.5%
Savage X, Inc. (Ser. C Preferred Shares)	11/30/2021	3,949,984	0.1%	3,949,983	0.1%
Signifyd, Inc. (Ser. A Preferred Shares)	5/24/2021	2,427,463	0.1%	1,966,363	0.0%
Signifyd, Inc. (Ser. Seed Preferred Shares)	5/24/2021	5,572,106	0.1%	4,511,863	0.1%
Sweetgreen, Inc. Ser. A	11/30/2018	7,520,004	0.3%	17,841,209	0.3%
Sweetgreen, Inc. Ser. A	9/13/2019	1,009,430	0.0%	1,680,613	0.0%
Sweetgreen, Inc. Ser. A	1/21/2021	873,383	0.0%	1,454,105	0.0%
Sweetgreen, Inc. Ser. A	1/21/2021	—	0.0%	339,619	0.0%
Venture Global LNG, Inc. Ser. C	11/21/2018	2,303,000	0.1%	2,873,157	0.1%
Videoamp, Inc. (Ser. F1 Preferred Shares)	1/4/2022	5,135,005	0.1%	5,135,005	0.1%
Total		$153,563,424	4.1%	$271,755,159	5.0%

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2022, open positions in futures for the Fund were as follows:

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2022	299	NASDAQ 100 E-Mini Index	$(89,131,900)	$8,522,397
3/2022	536	Russell 2000 E-Mini Index	(54,253,920)	4,944,600
3/2022	2,146	S&P 500 E-Mini Index	(483,306,025)	21,282,955
3/2022	158	U.S. Treasury Long Bond	(24,588,750)	757,906
Total Futures			$(651,280,595)	$35,507,858

Total return basket swap contracts ("total return basket swaps")

At January 31, 2022, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps - Short (b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBVL	(0.01)%	(0.09)%	OBFR	3M/T	8/12/2022	$(12,192,582)
GSI	GSNBLIPO	0.08%	(1.80)%	FEDL01	1M/T	5/25/2023	8,595,282
GSI	GSNBSPC4	(1.90)%	(1.95)%	SOFR	1M/T	7/21/2023	(193,928)
JPM	JPNBGCND	(0.58)%	(0.65)%	OBFR	3M/T	5/1/2023	2,634,527
JPM	JPNBLQGS	0.10%	0.03%	OBFR	1M/T	5/23/2023	1,146,880
JPM	JPNBLQGS	0.10%	0.03%	OBFR	1M/T	5/23/2023	31,882,796
JPM	JPNBRMV3	0.06%	(0.01)%	OBFR	3M/T	5/6/2022	(38,971,536)
Total							$(7,098,561)

(a) The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL
Freeport-McMoRan Inc.	(16,941)	$(2,054,774)	$(335,942)	2.8%
Albemarle Corp.	(2,352)	(1,691,825)	(276,602)	2.3%
SVB Financial Group.	(828)	(1,576,077)	(257,678)	2.1%
United Rentals Inc.	(1,429)	(1,490,822)	(243,740)	2.0%
Bath & Body Works Inc.	(7,238)	(1,322,590)	(216,235)	1.8%
Seagate Technology Holdings PLC	(3,680)	(1,284,995)	(210,088)	1.7%
Ameriprise Financial Inc.	(1,253)	(1,242,428)	(203,129)	1.7%
LKQ Corp.	(6,492)	(1,161,210)	(189,850)	1.6%
Devon Energy Corp.	(6,868)	(1,131,865)	(185,052)	1.5%
Coterra Energy Inc.	(15,411)	(1,099,820)	(179,813)	1.5%
Nucor Corp.	(3,235)	(1,068,864)	(174,752)	1.4%
Capri Holdings Ltd.	(5,329)	(1,043,105)	(170,541)	1.4%
Lennar Corp.	(3,302)	(1,034,177)	(169,081)	1.4%
Skyworks Solutions Inc.	(2,131)	(1,017,412)	(166,340)	1.4%
Parker-Hannifin Corp.	(1,005)	(1,014,826)	(165,917)	1.4%
Kroger Co./The	(7,083)	(1,006,134)	(164,496)	1.3%
WW Grainger Inc.	(615)	(992,616)	(162,286)	1.3%
First Republic Bank/CA	(1,749)	(989,682)	(161,806)	1.3%
McKesson Corp.	(1,178)	(985,134)	(161,063)	1.3%
Affiliated Managers Group Inc.	(2,064)	(983,198)	(160,746)	1.3%
Fortune Brands Home & Security Inc.	(3,185)	(977,411)	(159,800)	1.3%
DaVita Inc.	(2,767)	(977,124)	(159,753)	1.3%
State Street Corp.	(3,119)	(960,608)	(157,053)	1.3%
Mosaic Co./The	(7,309)	(951,526)	(155,568)	1.3%
Eastman Chemical Co.	(2,451)	(950,017)	(155,321)	1.3%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL (cont’d)
Interpublic Group of Cos Inc./The	(7,791)	$(902,340)	$(147,527)	1.2%
Fifth Third Bancorp.	(6,176)	(898,255)	(146,859)	1.2%
Laboratory Corp of America Holdings.	(1,001)	(885,469)	(144,769)	1.2%
Aptiv PLC	(1,977)	(879,935)	(143,864)	1.2%
Zions Bancorp NA	(3,946)	(872,108)	(142,584)	1.2%
Halliburton Co.	(8,461)	(847,555)	(138,570)	1.1%
Regions Financial Corp.	(11,258)	(841,612)	(137,598)	1.1%
Citizens Financial Group Inc.	(4,959)	(831,693)	(135,976)	1.1%
Whirlpool Corp.	(1,210)	(828,528)	(135,459)	1.1%
Hess Corp.	(2,725)	(819,610)	(134,001)	1.1%
KeyCorp.	(10,028)	(818,906)	(133,886)	1.1%
Marathon Oil Corp.	(12,833)	(814,230)	(133,121)	1.1%
Sealed Air Corp.	(3,677)	(813,821)	(133,054)	1.1%
APA Corp.	(7,517)	(813,533)	(133,007)	1.1%
Iron Mountain Inc.	(5,401)	(808,181)	(132,132)	1.1%
eBay Inc.	(4,097)	(801,930)	(131,110)	1.1%
Packaging Corp of America	(1,633)	(801,372)	(131,019)	1.1%
Comerica Inc.	(2,637)	(797,319)	(130,356)	1.1%
Newell Brands Inc.	(10,426)	(788,626)	(128,935)	1.1%
Textron Inc.	(3,531)	(783,162)	(128,042)	1.0%
AES Corp./The	(10,608)	(766,714)	(125,353)	1.0%
Tapestry Inc.	(6,030)	(745,778)	(121,930)	1.0%
Invesco Ltd.	(10,090)	(745,094)	(121,818)	1.0%
Mohawk Industries Inc.	(1,415)	(727,794)	(118,990)	1.0%
CF Industries Holdings Inc.	(3,236)	(726,323)	(118,749)	1.0%
Westrock Co.	(4,813)	(723,959)	(118,363)	1.0%
Quest Diagnostics Inc.	(1,639)	(721,144)	(117,902)	1.0%
Truist Financial Corp.	(3,502)	(716,950)	(117,216)	1.0%
Macy's Inc.	(8,501)	(709,178)	(115,946)	1.0%
Other Securities	(213,528)	(22,393,442)	(3,661,180)	29.6%
		$(74,632,801)	$(12,201,968)
Accrued Net Interest Receivable/(Payable)			9,386
			$(12,192,582)
GSNBLIPO
Airbnb Inc.	(631)	$(999,635)	$339,940	4.0%
Snowflake Inc.	(328)	(932,036)	316,952	3.7%
Affirm Holdings Inc.	(1,290)	(850,667)	289,281	3.4%
XPeng Inc.	(2,330)	(841,693)	286,229	3.3%
Unity Software Inc.	(624)	(675,371)	229,669	2.7%
Ryan Specialty Group Holdings Inc.	(1,712)	(659,540)	224,286	2.6%
DigitalOcean Holdings Inc.	(1,048)	(618,544)	210,344	2.5%
SentinelOne Inc.	(1,328)	(611,837)	208,064	2.4%
Duolingo Inc.	(567)	(583,368)	198,383	2.3%
UiPath Inc.	(1,375)	(517,165)	175,869	2.1%
DoorDash Inc.	(433)	(506,314)	172,179	2.0%
Bumble Inc.	(1,634)	(496,445)	168,823	2.0%
Endeavor Group Holdings Inc.	(1,516)	(489,760)	166,550	1.9%
GoodRx Holdings Inc.	(1,841)	(455,213)	154,801	1.8%
Full Truck Alliance Co Ltd.	(5,041)	(439,580)	149,485	1.7%
Atotech Ltd.	(1,729)	(434,843)	147,874	1.7%
DiDi Global Inc.	(11,667)	(433,627)	147,461	1.7%
C3.ai Inc.	(1,595)	(432,444)	147,059	1.7%
Allegro MicroSystems Inc.	(1,323)	(386,472)	131,425	1.5%
Driven Brands Holdings Inc.	(1,323)	(384,821)	130,864	1.5%
AppLovin Corp.	(580)	(384,466)	130,743	1.5%
Qualtrics International Inc.	(1,267)	(381,752)	129,820	1.5%
McAfee Corp.	(1,437)	(379,446)	129,036	1.5%
Shoals Technologies Group Inc.	(2,113)	(366,814)	124,740	1.5%
Certara Inc.	(1,292)	(355,518)	120,899	1.4%
Hayward Holdings Inc.	(1,753)	(355,456)	120,878	1.4%
Leslie's Inc.	(1,654)	(354,657)	120,606	1.4%
JFrog Ltd.	(1,278)	(351,608)	119,569	1.4%
Broadstone Net Lease Inc.	(1,428)	(339,856)	115,573	1.3%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSNBLIPO (cont’d)
ContextLogic Inc.	(12,137)	$(331,136)	$112,607	1.3%
DoubleVerify Holdings Inc.	(1,154)	(328,581)	111,738	1.3%
Ortho Clinical Diagnostics Holdings PLC	(1,834)	(327,875)	111,498	1.3%
Lufax Holding Ltd.	(6,336)	(324,213)	110,253	1.3%
Figs Inc.	(1,391)	(322,044)	109,515	1.3%
StepStone Group Inc.	(806)	(290,621)	98,830	1.2%
Sotera Health Co.	(1,227)	(271,742)	92,409	1.1%
Xometry Inc.	(503)	(267,327)	90,908	1.1%
Traeger Inc.	(2,540)	(266,455)	90,612	1.1%
Playtika Holding Corp.	(1,512)	(265,185)	90,180	1.1%
ACV Auctions Inc.	(1,857)	(253,534)	86,218	1.0%
Petco Health & Wellness Co Inc.	(1,247)	(240,779)	81,880	1.0%
Sumo Logic Inc.	(1,913)	(234,553)	79,763	0.9%
Dlocal Ltd./Uruguay	(750)	(231,020)	78,562	0.9%
LifeStance Health Group Inc.	(2,747)	(215,819)	73,392	0.9%
Olink Holding AB	(1,289)	(214,770)	73,036	0.9%
Coursera Inc.	(1,015)	(212,193)	72,159	0.8%
Array Technologies Inc.	(1,933)	(209,719)	71,318	0.8%
Honest Co Inc./The	(3,006)	(200,890)	68,315	0.8%
Zymergen Inc.	(3,726)	(199,492)	67,840	0.8%
Olo Inc.	(1,075)	(194,211)	66,044	0.8%
Other Securities	(50,061)	(4,792,672)	1,629,817	18.9%
		$(25,213,779)	$8,574,296
Accrued Net Interest Receivable/(Payable)			20,986
			$8,595,282
GSNBSPC4
ironSource Ltd.	(15,413)	$(1,371,001)	$(10,706)	5.5%
Ardagh Metal Packaging SA	(10,995)	(1,362,923)	(10,643)	5.5%
Nikola Corp.	(13,075)	(1,351,560)	(10,554)	5.4%
Canoo Inc.	(17,060)	(1,343,980)	(10,495)	5.4%
QuantumScape Corp.	(6,073)	(1,304,761)	(10,188)	5.3%
Proterra Inc.	(12,362)	(1,258,712)	(9,829)	5.1%
Genius Sports Ltd.	(14,782)	(1,233,008)	(9,628)	5.0%
Butterfly Network Inc.	(16,372)	(1,222,330)	(9,545)	4.9%
Planet Labs PBC.	(15,438)	(1,212,206)	(9,466)	4.9%
PLBY Group Inc.	(5,733)	(1,172,742)	(9,158)	4.7%
Aurora Innovation Inc.	(17,348)	(1,100,960)	(8,597)	4.4%
Arrival SA	(21,456)	(1,079,932)	(8,433)	4.3%
WeWork Inc.	(10,860)	(1,038,658)	(8,110)	4.2%
FREYR Battery SA	(8,572)	(1,001,922)	(7,824)	4.0%
SomaLogic Inc.	(9,068)	(1,001,578)	(7,821)	4.0%
Blade Air Mobility Inc.	(8,346)	(656,467)	(5,126)	2.7%
DocGo Inc.	(6,902)	(629,012)	(4,912)	2.6%
BTRS Holdings Inc.	(7,612)	(627,090)	(4,897)	2.5%
PAE Inc.	(4,826)	(621,809)	(4,856)	2.5%
Golden Nugget Online Gaming Inc.	(5,313)	(549,863)	(4,294)	2.2%
AST SpaceMobile Inc.	(7,185)	(531,859)	(4,153)	2.1%
Taboola.com Ltd.	(6,191)	(482,149)	(3,765)	1.9%
Hillman Solutions Corp.	(3,963)	(457,666)	(3,574)	1.8%
Algoma Steel Group Inc.	(3,852)	(445,246)	(3,477)	1.8%
Advantage Solutions Inc.	(3,673)	(344,199)	(2,688)	1.4%
Skillsoft Corp.	(3,190)	(304,652)	(2,379)	1.2%
GCM Grosvenor Inc.	(2,432)	(284,591)	(2,222)	1.1%
Vacasa Inc.	(3,584)	(279,143)	(2,180)	1.1%
Whole Earth Brands Inc.	(1,621)	(197,891)	(1,545)	0.8%
Vintage Wine Estates Inc.	(1,439)	(157,627)	(1,231)	0.7%
CareMax Inc.	(1,575)	(125,730)	(982)	0.5%
Tango Therapeutics Inc.	(1,089)	(119,607)	(934)	0.5%
		$(24,870,874)	$(194,212)
Accrued Net Interest Receivable/(Payable)			284
			$(193,928)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBGCND
Amazon.com Inc.	(3,636)	$(12,660,281)	$540,090	20.5%
Home Depot Inc./The	(7,956)	(3,398,694)	144,989	5.5%
Toyota Motor Corp.	(114,496)	(2,599,453)	110,893	4.2%
LVMH Moet Hennessy Louis Vuitton SE	(2,609)	(2,461,844)	105,023	4.0%
Lowe's Cos Inc.	(7,592)	(2,097,426)	89,477	3.4%
McDonald's Corp.	(6,942)	(2,096,553)	89,439	3.4%
NIKE Inc.	(11,930)	(2,056,306)	87,722	3.3%
Sony Group Corp.	(12,310)	(1,583,136)	67,537	2.6%
Starbucks Corp.	(12,023)	(1,375,969)	58,699	2.2%
Booking Holdings Inc.	(446)	(1,275,118)	54,397	2.1%
Target Corp.	(4,969)	(1,274,911)	54,388	2.1%
TJX Cos Inc./The	(12,477)	(1,045,254)	44,591	1.7%
Ford Motor Co.	(41,592)	(982,805)	41,927	1.6%
Mercedes-Benz Group AG	(10,577)	(965,917)	41,206	1.6%
Cie Financiere Richemont SA	(5,779)	(961,584)	41,021	1.6%
General Motors Co.	(13,672)	(839,187)	35,800	1.4%
Hermes International	(416)	(716,595)	30,570	1.2%
eBay Inc.	(10,228)	(715,206)	30,511	1.2%
AutoZone Inc.	(307)	(710,841)	30,325	1.2%
Kering SA	(815)	(698,612)	29,803	1.1%
O'Reilly Automotive Inc.	(882)	(668,995)	28,539	1.1%
Chipotle Mexican Grill Inc.	(355)	(613,077)	26,154	1.0%
Dollar General Corp.	(2,525)	(612,690)	26,137	1.0%
Aptiv PLC	(3,850)	(612,125)	26,113	1.0%
Compass Group PLC	(22,557)	(588,818)	25,119	1.0%
Honda Motor Co Ltd.	(17,194)	(583,057)	24,873	0.9%
Hilton Worldwide Holdings Inc.	(3,348)	(565,509)	24,125	0.9%
adidas AG	(1,787)	(565,376)	24,119	0.9%
Oriental Land Co Ltd./Japan	(2,750)	(552,710)	23,579	0.9%
Marriott International Inc./MD	(2,885)	(541,067)	23,082	0.9%
Yum! Brands Inc.	(3,657)	(532,901)	22,734	0.9%
Volkswagen AG	(2,202)	(527,288)	22,494	0.9%
Bayerische Motoren Werke AG	(4,326)	(525,085)	22,400	0.8%
Michelin	(2,691)	(518,989)	22,140	0.8%
DR Horton Inc.	(4,916)	(510,535)	21,780	0.8%
Denso Corp.	(5,850)	(502,405)	21,433	0.8%
Ross Stores Inc.	(4,252)	(483,790)	20,639	0.8%
Lennar Corp.	(4,122)	(461,199)	19,675	0.7%
Magna International Inc.	(4,700)	(441,265)	18,824	0.7%
Industria de Diseno Textil SA	(12,231)	(427,105)	18,220	0.7%
Fast Retailing Co Ltd.	(609)	(412,163)	17,583	0.7%
Panasonic Corp.	(29,503)	(373,612)	15,938	0.6%
Dollar Tree Inc.	(2,436)	(372,153)	15,876	0.6%
Toyota Industries Corp.	(4,030)	(362,680)	15,472	0.6%
Bandai Namco Holdings Inc.	(4,239)	(343,144)	14,639	0.6%
Best Buy Co Inc.	(2,956)	(341,629)	14,574	0.6%
Expedia Group Inc.	(1,598)	(341,039)	14,549	0.6%
MGM Resorts International	(6,846)	(340,420)	14,522	0.6%
Bridgestone Corp.	(6,693)	(339,254)	14,473	0.5%
Genuine Parts Co.	(2,079)	(322,357)	13,752	0.5%
Other Securities	(257,559)	(6,881,920)	293,582	10.7%
		$(61,780,049)	$2,635,547
Accrued Net Interest Receivable/(Payable)			(1,020)
			$2,634,527
JPNBLQGS
GoDaddy Inc.	(587)	$(134,494)	$15,998	1.4%
Lumentum Holdings Inc.	(435)	(133,678)	15,901	1.4%
Sabre Corp.	(4,642)	(128,477)	15,283	1.3%
Zynga Inc.	(4,626)	(126,908)	15,096	1.3%
Zendesk Inc.	(402)	(119,671)	14,235	1.2%
Jabil Inc.	(638)	(118,728)	14,123	1.2%
II-VI Inc.	(615)	(118,033)	14,040	1.2%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
Marvell Technology Inc.	(544)	$(117,406)	$13,966	1.2%
Dropbox Inc.	(1,554)	(116,343)	13,839	1.2%
Palo Alto Networks Inc.	(74)	(115,441)	13,732	1.2%
Sprouts Farmers Market Inc.	(1,395)	(114,485)	13,618	1.2%
NXP Semiconductors NV	(181)	(112,360)	13,366	1.2%
Microchip Technology Inc.	(476)	(111,564)	13,271	1.2%
Pure Storage Inc.	(1,377)	(110,358)	13,127	1.1%
Okta Inc.	(181)	(108,319)	12,885	1.1%
F5 Inc.	(169)	(106,199)	12,633	1.1%
StoneCo Ltd.	(2,224)	(104,792)	12,465	1.1%
Dynatrace Inc.	(612)	(101,579)	12,083	1.1%
RingCentral Inc.	(189)	(100,671)	11,975	1.0%
Live Nation Entertainment Inc.	(302)	(100,135)	11,911	1.0%
Silicon Laboratories Inc.	(199)	(99,347)	11,818	1.0%
Performance Food Group Co.	(775)	(98,901)	11,765	1.0%
ViacomCBS Inc.	(977)	(98,808)	11,754	1.0%
Wix.com Ltd.	(248)	(98,410)	11,706	1.0%
Nutanix Inc.	(1,181)	(97,706)	11,622	1.0%
Datadog Inc.	(220)	(97,142)	11,555	1.0%
MongoDB Inc.	(78)	(95,549)	11,366	1.0%
EPAM Systems Inc.	(66)	(94,674)	11,262	1.0%
Snowflake Inc.	(112)	(93,850)	11,164	1.0%
Synaptics Inc.	(146)	(92,966)	11,059	1.0%
New York Times Co./The	(766)	(92,728)	11,030	1.0%
Wolfspeed Inc.	(323)	(92,084)	10,954	1.0%
Avalara Inc.	(276)	(91,445)	10,878	0.9%
Electronic Arts Inc.	(226)	(90,591)	10,776	0.9%
Zscaler Inc.	(116)	(89,921)	10,696	0.9%
Monolithic Power Systems Inc.	(72)	(88,142)	10,485	0.9%
Twilio Inc.	(140)	(87,332)	10,388	0.9%
Take-Two Interactive Software Inc.	(177)	(87,287)	10,383	0.9%
Coty Inc.	(3,399)	(87,186)	10,371	0.9%
Crowdstrike Holdings Inc.	(158)	(86,089)	10,241	0.9%
Azenta Inc.	(328)	(83,797)	9,968	0.9%
iHeartMedia Inc.	(1,373)	(83,671)	9,953	0.9%
Trade Desk Inc./The	(374)	(78,613)	9,351	0.8%
HubSpot Inc.	(52)	(77,309)	9,196	0.8%
Coupa Software Inc.	(190)	(77,174)	9,180	0.8%
Maximus Inc.	(328)	(76,760)	9,131	0.8%
Palantir Technologies Inc.	(1,841)	(76,355)	9,083	0.8%
Elastic NV	(253)	(71,495)	8,505	0.7%
Bill.com Holdings Inc.	(122)	(69,497)	8,267	0.7%
AmerisourceBergen Corp.	(167)	(68,858)	8,191	0.7%
Other Securities	(34,654)	(4,721,413)	561,625	49.2%
		$(9,644,741)	$1,147,270
Accrued Net Interest Receivable/(Payable)			(390)
			$1,146,880
JPNBLQGS
GoDaddy Inc.	(11,691)	$(2,677,303)	$444,713	1.4%
Lumentum Holdings Inc.	(8,669)	(2,661,049)	442,013	1.4%
Sabre Corp.	(92,404)	(2,557,519)	424,816	1.3%
Zynga Inc.	(92,081)	(2,526,286)	419,628	1.3%
Zendesk Inc.	(7,995)	(2,382,226)	395,699	1.2%
Jabil Inc.	(12,707)	(2,363,462)	392,582	1.2%
II-VI Inc.	(12,252)	(2,349,610)	390,281	1.2%
Marvell Technology Inc.	(10,821)	(2,337,136)	388,209	1.2%
Dropbox Inc.	(30,935)	(2,315,977)	384,695	1.2%
Palo Alto Networks Inc.	(1,468)	(2,298,031)	381,714	1.2%
Sprouts Farmers Market Inc.	(27,761)	(2,278,991)	378,551	1.2%
NXP Semiconductors NV	(3,599)	(2,236,697)	371,526	1.2%
Microchip Technology Inc.	(9,476)	(2,220,854)	368,894	1.2%
Pure Storage Inc.	(27,416)	(2,196,828)	364,903	1.1%
Okta Inc.	(3,602)	(2,156,252)	358,164	1.1%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
F5 Inc.	(3,366)	$(2,114,045)	$351,153	1.1%
StoneCo Ltd.	(44,264)	(2,086,029)	346,499	1.1%
Dynatrace Inc.	(12,185)	(2,022,073)	335,876	1.1%
RingCentral Inc.	(3,754)	(2,003,996)	332,873	1.0%
Live Nation Entertainment Inc.	(6,018)	(1,993,339)	331,103	1.0%
Silicon Laboratories Inc.	(3,958)	(1,977,655)	328,498	1.0%
Performance Food Group Co.	(15,427)	(1,968,760)	327,020	1.0%
ViacomCBS Inc.	(19,440)	(1,966,926)	326,716	1.0%
Wix.com Ltd.	(4,930)	(1,958,991)	325,398	1.0%
Nutanix Inc.	(23,519)	(1,944,974)	323,069	1.0%
Datadog Inc.	(4,375)	(1,933,754)	321,206	1.0%
MongoDB Inc.	(1,552)	(1,902,050)	315,939	1.0%
EPAM Systems Inc.	(1,309)	(1,884,633)	313,046	1.0%
Snowflake Inc.	(2,239)	(1,868,212)	310,319	1.0%
Synaptics Inc.	(2,909)	(1,850,629)	307,398	1.0%
New York Times Co./The	(15,245)	(1,845,883)	306,610	1.0%
Wolfspeed Inc.	(6,430)	(1,833,069)	304,481	1.0%
Avalara Inc.	(5,490)	(1,820,346)	302,368	0.9%
Electronic Arts Inc.	(4,494)	(1,803,339)	299,543	0.9%
Zscaler Inc.	(2,302)	(1,790,003)	297,328	0.9%
Monolithic Power Systems Inc.	(1,440)	(1,754,592)	291,446	0.9%
Twilio Inc.	(2,788)	(1,738,465)	288,767	0.9%
Take-Two Interactive Software Inc.	(3,517)	(1,737,568)	288,618	0.9%
Coty Inc.	(67,661)	(1,735,564)	288,285	0.9%
Crowdstrike Holdings Inc.	(3,136)	(1,713,725)	284,658	0.9%
Azenta Inc.	(6,539)	(1,668,103)	277,080	0.9%
iHeartMedia Inc.	(27,327)	(1,665,598)	276,664	0.9%
Trade Desk Inc./The	(7,440)	(1,564,909)	259,939	0.8%
HubSpot Inc.	(1,041)	(1,538,952)	255,627	0.8%
Coupa Software Inc.	(3,783)	(1,536,270)	255,182	0.8%
Maximus Inc.	(6,533)	(1,528,025)	253,812	0.8%
Palantir Technologies Inc.	(36,651)	(1,519,952)	252,471	0.8%
Elastic NV	(5,046)	(1,423,213)	236,402	0.7%
Bill.com Holdings Inc.	(2,430)	(1,383,432)	229,795	0.7%
AmerisourceBergen Corp.	(3,327)	(1,370,728)	227,684	0.7%
Other Securities	(689,858)	(93,986,644)	15,611,620	49.2%
		$(191,992,667)	$31,890,881
Accrued Net Interest Receivable/(Payable)			(8,085)
			$31,882,796
JPNBRMV3
Freeport-McMoRan Inc.	(19,671)	$(1,813,503)	$(530,989)	1.4%
Analog Devices Inc.	(4,169)	(1,692,980)	(495,700)	1.3%
Newmont Corp.	(10,581)	(1,603,194)	(469,411)	1.2%
Agilent Technologies Inc.	(4,376)	(1,510,238)	(442,194)	1.1%
IQVIA Holdings Inc.	(2,374)	(1,440,114)	(421,662)	1.1%
Synopsys Inc.	(1,808)	(1,390,395)	(407,104)	1.0%
Archer-Daniels-Midland Co.	(7,469)	(1,387,529)	(406,265)	1.0%
Roper Technologies Inc.	(1,109)	(1,201,311)	(351,741)	0.9%
Fidelity National Information Services I	(4,009)	(1,190,781)	(348,658)	0.9%
Williams Cos Inc./The	(15,739)	(1,167,190)	(341,750)	0.9%
Ameriprise Financial Inc.	(1,546)	(1,165,197)	(341,167)	0.9%
Fifth Third Bancorp.	(10,427)	(1,152,657)	(337,495)	0.9%
Devon Energy Corp.	(9,113)	(1,141,494)	(334,227)	0.9%
Kroger Co./The	(10,501)	(1,133,781)	(331,968)	0.9%
Parker-Hannifin Corp.	(1,433)	(1,100,250)	(322,150)	0.8%
Motorola Solutions Inc.	(1,915)	(1,100,023)	(322,084)	0.8%
Corning Inc.	(10,561)	(1,099,738)	(322,000)	0.8%
Ball Corp.	(4,425)	(1,064,340)	(311,636)	0.8%
Keysight Technologies Inc.	(2,529)	(1,057,652)	(309,678)	0.8%
PACCAR Inc.	(4,522)	(1,041,558)	(304,966)	0.8%
Nucor Corp.	(4,092)	(1,027,697)	(300,907)	0.8%
Willis Towers Watson PLC	(1,762)	(1,021,078)	(298,969)	0.8%
Marvell Technology Inc.	(5,479)	(968,921)	(283,698)	0.7%
Arthur J Gallagher & Co.	(2,432)	(951,303)	(278,539)	0.7%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting

JPNBRMV3 (cont’d)
First Republic Bank/CA	(2,199)	$(945,687)	$(276,895)	0.7%
Stanley Black & Decker Inc.	(2,044)	(884,278)	(258,914)	0.7%
Tyson Foods Inc.	(3,868)	(870,710)	(254,942)	0.7%
Dollar Tree Inc.	(2,662)	(865,161)	(253,317)	0.6%
Laboratory Corp of America Holdings	(1,280)	(860,563)	(251,971)	0.6%
Republic Services Inc.	(2,718)	(859,307)	(251,603)	0.6%
KeyCorp.	(13,715)	(851,271)	(249,250)	0.6%
Hartford Financial Services Group Inc./Th	(4,766)	(848,337)	(248,391)	0.6%
AMETEK Inc.	(2,478)	(839,307)	(245,747)	0.6%
Zimmer Biomet Holdings Inc.	(2,749)	(837,579)	(245,241)	0.6%
Dover Corp.	(1,933)	(813,381)	(238,156)	0.6%
Citizens Financial Group Inc.	(6,325)	(806,310)	(236,086)	0.6%
Hess Corp.	(3,496)	(799,088)	(233,971)	0.6%
Regions Financial Corp.	(13,959)	(793,167)	(232,237)	0.6%
Liberty Broadband Corp.	(2,155)	(792,185)	(231,950)	0.6%
M&T Bank Corp.	(1,858)	(779,595)	(228,263)	0.6%
Albemarle Corp.	(1,425)	(779,101)	(228,119)	0.6%
McCormick & Co Inc./MD	(3,072)	(763,185)	(223,459)	0.6%
West Pharmaceutical Services Inc.	(754)	(734,475)	(215,052)	0.6%
ConocoPhillips	(3,332)	(731,423)	(214,159)	0.5%
Cummins Inc.	(1,276)	(698,128)	(204,410)	0.5%
Discover Financial Services	(2,421)	(694,013)	(203,205)	0.5%
Canadian Pacific Railway Ltd.	(3,909)	(693,412)	(203,029)	0.5%
Nasdaq Inc.	(1,562)	(693,225)	(202,975)	0.5%
Morgan Stanley	(2,676)	(679,772)	(199,036)	0.5%
Principal Financial Group Inc.	(3,715)	(672,284)	(196,843)	0.5%
Other Securities	(692,234)	(83,101,989)	(24,332,047)	62.6%
		$(133,109,857)	$(38,974,226)
Accrued Net Interest Receivable/(Payable)			2,690
			$(38,971,536)
Total Return Basket Swaps, at value			$(7,098,561)

(b)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.
(c)	Effective rate at January 31, 2022.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Total return swap contracts ("total return swaps")

At January 31, 2022, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Short (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	MSCI Daily TR World Gross Industrials Index	USD	(10,595,502)	5/15/2022	0.24%	0.08%	3M USD LIBOR	3M/T	$(1,417,542)	$2,245	$(1,415,297)
JPM	S&P 500 Equal Weight Total Return Index	USD	(236,234,595)	5/4/2022	0.22%	0.15%	OBFR	1M/T	(67,873,313)	(13,376)	(67,886,689)
Total									$(69,290,855)	$(11,131)	$(69,301,986)

(a)	The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.
(b)	Effective rate at January 31, 2022.

At January 31, 2022, the Fund had cash collateral of $112,080,000 deposited in segregated accounts for JPMorgan Chase Bank N.A. and received $1,000,000 from Goldman Sachs International, to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Purchased option contracts ("options purchased")

At January 31, 2022, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Internet & Direct Marketing Retail
Chewy, Inc.	1,645	$7,831,845	$65	3/18/2022	$70,735
IT Services
Fidelity National Information	1,645	19,726,840	120	4/14/2022	1,167,950
Okta, Inc.	686	13,575,254	250	3/18/2022	138,915
					1,306,865
Software
Splunk, Inc.	784	9,715,328	125	2/18/2022	413,560
Total options purchased (cost $1,991,893)					$1,791,160

Written option contracts ("options written")

At January 31, 2022, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Internet & Direct Marketing Retail
Chewy, Inc.	1,645	$(7,831,845)	$50	3/18/2022	$(925,313)
IT Services
Fidelity National Information	1,645	(19,726,840)	100	4/14/2022	(283,762)
Okta, Inc.	686	(13,575,254)	200	3/18/2022	(1,167,915)
					(1,451,677)
Total options written (premium received $1,653,543)					$(2,376,990)

At January 31, 2022, the Fund had securities pledged in the amount of $760,351,067 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Aerospace & Defense	$—	$16,497,964	$—	$16,497,964
Computers	—	—	3,950,001	3,950,001
Hotels, Restaurants & Leisure	152,574,525	21,315,546	—	173,890,071
Oil, Gas & Consumable Fuels	95,113,878	—	2,873,157	97,987,035
Software	687,004,651	13,575,281	4,701,917	705,281,849
Specialty Retail	219,736,279	—	144,400,018	364,136,297
Other Common Stocks(a)	2,903,506,359	—	—	2,903,506,359
Total Common Stocks	4,057,935,692	51,388,791	155,925,093	4,265,249,576
Preferred Stocks(a)	—	—	55,439,239	55,439,239
Loan Assignment(a)	—	—	25,500,000	25,500,000
Corporate Bonds(a)	—	88,589,390	—	88,589,390
Master Limited Partnerships and Limited Partnerships(a)	112,828,803	—	—	112,828,803
Warrants
Diversified Consumer Services	158,326	3,534,537	—	3,692,863
Other Warrants(a)	802,560	—	—	802,560
Total Warrants	960,886	3,534,537	—	4,495,423
Short-Term Investments	—	1,139,551,668	—	1,139,551,668
Options Purchased(b)	1,791,160	—	—	1,791,160
Total Investments	$4,173,516,541	$1,283,064,386	$236,864,332	$5,693,445,259

(a)	The Schedule of Investments provides information on the industry or sector categorization.

(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization.

(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2022
Investments in Securities:
Common Stocks(d)(h)	$103,106	$—	$—	$44,167	$8,652	$—	$—	$—	$155,925	$44,167
Preferred Stocks(d)	36,016	—	—	(4,717)	33,543	—	—	(9,403)	55,439	(1,521)
Loan Assignments(d)	25,500	12	—	(12)	—	—	—	—	25,500	(12)
Options Purchased(h)	15	—	(603)	588	—	—	—	—	—	—
Warrants(h)	—	—	—	—	—	—	—	—	—	—
Total	$164,637	$12	$(603)	$40,026	$42,195	$—	$—	$(9,403)	$236,864	$42,634

(d)	Quantitative Information about Level 3 Fair Value Measurements:

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Investment type	Fair value at 1/31/2022	Valuation approach	Unobservable input(s)	Input value/range	Weighted average(f)		Impact to valuation from increase in Input(g)
Common Stocks	$153,051,936	Market Approach	Transaction Price	$11.00 - $67.84	$66.07		Increase
Common Stocks	2,873,157	Market Approach	Enterprise value/EBITDA multiple(e) (EV/EBITDA)	11.0x	11.0	x	Increase
Preferred Stocks	48,961,013	Market Approach	Transaction Price	$4.95 - $48.11	$14.01		Increase
Preferred Stocks	6,478,226	Market Approach	Enterprise value/Revenue multiple(e) (EV/Revenue)	5.6x	5.6	x	Increase
Loan Assignments	25,500,000	Market Approach	Yield	8.0%	8.0%		Decrease

(e)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(f)	The weighted averages disclosed in the table above were weighted by relative fair value.
(g)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(h)	At the beginning of the period, these investments were valued in accordance with the procedures approved by the Board of Trustees.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's short investments as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(565,357,916)	$—	$—	$(565,357,916)
Corporate Bonds Sold Short(a)	—	(48,611,595)	—	(48,611,595)
Exchange-Traded Funds Sold Short	(62,245,963)	—	—	(62,245,963)
Total Short Positions	$(627,603,879)	$(48,611,595)	$—	$(676,215,474)

(a)	The Schedule of Investments provides information on the industry or sector categorization.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$35,507,858	$—	$—	$35,507,858
Swaps
Assets	—	44,259,485	—	44,259,485
Liabilities	—	(120,660,032)	—	(120,660,032)
Options Written
Liabilities	(2,376,990)	—	—	(2,376,990)
Total	$33,130,868	$(76,400,547)	$—	$(43,269,679)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

§	Investments in Affiliates(a):

Long Short	Value at October 31, 2021	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons		Shares Held at January 31, 2022	Value at January 31, 2022
Independence Holdings Corp.	$10,818,588	$-	$-	$(221,892)	$-	$-	*	1,082,400	$10,596,696
Sub-total for affiliates held as of 1/31/22(b)(c)	$10,818,588	$-	$-	$(221,892)	$-	$-			$10,596,696

(a)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(b)	At January 31, 2022, this security amounted to approximately 0.20% of net assets of the Fund.

(c)	Not an affiliated issuer at October 31, 2021.

*	Non-income producing security.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^

(Unaudited) January 31, 2022

PRINCIPAL AMOUNT		VALUE

U.S. Treasury Obligations 80.6%
	U.S. Treasury Notes
$58,500,000	2.38%, due 3/15/2022	$58,655,979
53,800,000	1.75%, due 6/15/2022	54,075,305
67,500,000	1.50%, due 9/15/2022	67,900,781	(a)
59,200,000	1.63%, due 12/15/2022	59,664,812	(a)
59,600,000	0.50%, due 3/15/2023	59,367,187
65,600,000	0.25%, due 6/15/2023	64,961,938
121,100,000	0.13%, due 9/15/2023 – 12/15/2023	119,044,044	(a)
	Total U.S. Treasury Obligations (Cost $486,289,435)	483,670,046

NUMBER OF SHARES

Short-Term Investments 5.5%
Investment Companies 5.5%
33,291,035	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(b) (Cost $33,291,035)	33,291,035	(c)
	Total Investments 86.1% (Cost $519,580,470)	516,961,081
	Other Assets Less Liabilities 13.9%	83,230,825	(d)
	Net Assets 100.0%	$600,191,906

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of January 31, 2022.
(c)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $33,291,035.
(d)	Includes the impact of the Fund's open positions in derivatives at January 31, 2022.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^

(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At January 31, 2022, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Puts
Index
S&P 500 Index	35	$(15,804,425)	$4,325	2/4/2022	$(28,350)
S&P 500 Index	55	(24,835,525)	4,335	2/4/2022	(49,500)
S&P 500 Index	27	(12,191,985)	4,350	2/4/2022	(28,620)
S&P 500 Index	17	(7,676,435)	4,370	2/4/2022	(22,270)
S&P 500 Index	14	(6,321,770)	4,415	2/4/2022	(29,260)
S&P 500 Index	110	(49,671,050)	4,440	2/4/2022	(293,700)
S&P 500 Index	17	(7,676,435)	4,590	2/4/2022	(173,230)
S&P 500 Index	124	(55,992,820)	4,325	2/11/2022	(310,620)
S&P 500 Index	5	(2,257,775)	4,335	2/11/2022	(13,275)
S&P 500 Index	17	(7,676,435)	4,350	2/11/2022	(49,385)
S&P 500 Index	9	(4,063,995)	4,415	2/11/2022	(38,340)
S&P 500 Index	9	(4,063,995)	4,440	2/11/2022	(44,370)
S&P 500 Index	124	(55,992,820)	4,625	2/11/2022	(1,779,400)
S&P 500 Index	93	(41,994,615)	4,445	2/18/2022	(618,915)
S&P 500 Index	44	(19,868,420)	4,490	2/18/2022	(361,240)
S&P 500 Index	77	(34,769,735)	4,585	2/18/2022	(995,610)
S&P 500 Index	94	(42,446,170)	4,590	2/18/2022	(1,244,560)
S&P 500 Index	27	(12,191,985)	4,625	2/18/2022	(420,525)
S&P 500 Index	34	(15,352,870)	4,330	2/25/2022	(172,380)
S&P 500 Index	7	(3,160,885)	4,335	2/25/2022	(36,190)
S&P 500 Index	125	(56,444,375)	4,355	2/25/2022	(698,125)
S&P 500 Index	43	(19,416,865)	4,375	2/25/2022	(259,935)
S&P 500 Index	67	(30,254,185)	4,420	2/25/2022	(483,405)
S&P 500 Index	20	(9,031,100)	4,445	2/25/2022	(159,000)
S&P 500 Index	50	(22,577,750)	4,490	2/25/2022	(475,750)
S&P 500 Index	13	(5,870,215)	4,375	3/4/2022	(94,250)
S&P 500 Index	111	(50,122,605)	4,490	3/4/2022	(1,201,020)
Total options written (premium received $14,617,190)					$(10,081,225)

At January 31, 2022, the Fund had securities pledged in the amount of $129,333,883 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total

Investments:
U.S. Treasury Obligations	$—	$483,670,046	$—	$483,670,046
Short-Term Investments	—	33,291,035	—	33,291,035
Total Investments	$—	$516,961,081	$—	$516,961,081

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(10,081,225)	$—	$—	$(10,081,225)
Total	$(10,081,225)	$—	$—	$(10,081,225)

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2022

Notes to Schedule of Investmentsß Alternative and Multi-Asset Class Funds

(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Commodity Strategy Fund ("Commodity Strategy"), Neuberger Berman Global Allocation Fund ("Global Allocation"), Neuberger Berman Long Short Fund ("Long Short"), and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund ("U.S. Equity Index PutWrite Strategy") (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange-traded funds (“ETFs”), preferred stocks, master limited partnerships and limited partnerships, warrants and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß Alternative and Multi-Asset Class Funds

(Unaudited) (cont’d)

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Option contracts that are traded over-the-counter are generally valued on the basis of quotations provided by broker-dealers or prices provided by independent pricing services who use a series of techniques including simulated pricing models and/or curve fitting (bootstrapping), which aids in determining the present value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, volatility surfaces, and exchange rates (Level 2 inputs).

Publicly traded securities acquired via a private investment in public equity (PIPE) transaction are typically valued at a discount to the market price of an issuer’s common stock. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security (Level 2 Inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Funds’ Board of Directors (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß Alternative and Multi-Asset Class Funds

(Unaudited) (cont’d)

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating the rule.

Other matters:

Russia’s Invasion of Ukraine: Russia’s invasion of the Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Funds and in turn, may impact the financial performance of the Funds.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß Alternative and Multi-Asset Class Funds

(Unaudited) (cont’d)

Legend

Benchmarks:
FEDL01	=	US Federal Funds Effective Rate
LIBOR	=	London Interbank Offered Rate
SOFR	=	Secured Overnight Financing Rate
OBFR	=	Overnight Bank Funding Rate

Currency Abbreviations:
BRL	=	Brazilian Real
EUR	=	Euro
JPY	=	Japanese Yen
KRW	=	South Korean Won
USD	=	United States Dollar

Non-Deliverable Forward Contracts:
BRL	=	Brazilian Real
KRW	=	South Korean Won

Counterparties:
GSI	=	Goldman Sachs International
JPM	=	JPMorgan Chase Bank N.A.

Index Periods/Payment Frequencies:
1D	=	1 Day
1M	=	1 Month
3M	=	3 Months
6M	=	6 Months
T	=	Termination

Other abbreviations:
PIPE	=	Private investment in public entity

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.